UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.7%)
Walt Disney Co.	15,999,249	1,424,413
Comcast Corp. Class A	25,375,859	1,364,714
Home Depot Inc.	13,635,663	1,250,936
* Amazon.com Inc.	3,838,374	1,237,645
McDonald's Corp.	9,947,992	943,169
Twenty-First Century Fox Inc. Class A	19,081,121	654,292
Time Warner Inc.	8,660,321	651,343
NIKE Inc. Class B	7,125,241	635,571
* Priceline Group Inc.	531,184	615,419
Ford Motor Co.	39,292,610	581,138
Starbucks Corp.	7,610,356	574,277
Lowe's Cos. Inc.	10,000,329	529,217
* DIRECTV	5,087,904	440,205
General Motors Co.	13,655,657	436,162
TJX Cos. Inc.	7,020,033	415,375
Time Warner Cable Inc.	2,822,497	405,000
Target Corp.	6,420,001	402,406
Yum! Brands Inc.	4,453,891	320,591
Johnson Controls Inc.	6,746,980	296,867
Viacom Inc. Class B	3,856,953	296,754
* Netflix Inc.	608,750	274,656
CBS Corp. Class B	4,909,949	262,682
VF Corp.	3,493,754	230,693
* Chipotle Mexican Grill Inc. Class A	314,201	209,443
Macy's Inc.	3,577,274	208,126
* Dollar General Corp.	3,073,459	187,819
Delphi Automotive plc	3,035,346	186,188
Carnival Corp.	4,562,558	183,278
Omnicom Group Inc.	2,544,210	175,194
* AutoZone Inc.	330,238	168,309
L Brands Inc.	2,487,672	166,624
Ross Stores Inc.	2,125,543	160,649
Starwood Hotels & Resorts Worldwide Inc.	1,929,971	160,593
* O'Reilly Automotive Inc.	1,051,088	158,042
Marriott International Inc.	2,207,591	154,311
Wynn Resorts Ltd.	821,253	153,640
* Michael Kors Holdings Ltd.	2,079,202	148,434
Genuine Parts Co.	1,550,740	136,015
* Bed Bath & Beyond Inc.	2,045,687	134,668
Harley-Davidson Inc.	2,202,853	128,206
Kohl's Corp.	2,073,178	126,526
BorgWarner Inc.	2,313,724	121,725
* Dollar Tree Inc.	2,082,925	116,790
* Under Armour Inc. Class A	1,685,054	116,437
Gap Inc.	2,775,122	115,695
Whirlpool Corp.	790,015	115,066
Tiffany & Co.	1,139,375	109,733
Mattel Inc.	3,422,239	104,892
* CarMax Inc.	2,220,730	103,153

* TripAdvisor Inc.	1,128,110	103,132
Wyndham Worldwide Corp.	1,267,788	103,020
Ralph Lauren Corp. Class A	614,607	101,244
PVH Corp.	834,575	101,109
Coach Inc.	2,781,822	99,061
Best Buy Co. Inc.	2,939,365	98,733
Nordstrom Inc.	1,443,679	98,704
Newell Rubbermaid Inc.	2,776,974	95,556
* Discovery Communications Inc.	2,506,788	93,453
Expedia Inc.	1,006,142	88,158
H&R Block Inc.	2,790,130	86,522
Tractor Supply Co.	1,396,365	85,890
* Mohawk Industries Inc.	627,982	84,664
* News Corp. Class A	5,043,925	82,468
Scripps Networks Interactive Inc. Class A	1,051,629	82,122
Staples Inc.	6,533,737	79,058
Interpublic Group of Cos. Inc.	4,273,983	78,299
Family Dollar Stores Inc.	969,448	74,880
PetSmart Inc.	1,006,095	70,517
Lennar Corp. Class A	1,803,986	70,049
Darden Restaurants Inc.	1,342,019	69,060
DR Horton Inc.	3,364,017	69,030
Gannett Co. Inc.	2,288,530	67,901
Harman International Industries Inc.	690,701	67,716
* Discovery Communications Inc. Class A	1,762,092	66,607
Hasbro Inc.	1,163,684	63,997
Garmin Ltd.	1,230,673	63,983
Goodyear Tire & Rubber Co.	2,792,256	63,063
PulteGroup Inc.	3,431,631	60,603
Leggett & Platt Inc.	1,392,150	48,614
GameStop Corp. Class A	1,142,649	47,077
Comcast Corp.	844,535	45,183
* Fossil Group Inc.	472,229	44,342
* AutoNation Inc.	793,552	39,924
Cablevision Systems Corp. Class A	2,201,301	38,545
* Urban Outfitters Inc.	1,036,119	38,026
		20,763,391
Consumer Staples (9.5%)
Procter & Gamble Co.	27,431,664	2,297,128
Coca-Cola Co.	39,991,049	1,706,018
PepsiCo Inc.	15,265,398	1,421,056
Philip Morris International Inc.	15,826,136	1,319,900
Wal-Mart Stores Inc.	15,997,314	1,223,315
CVS Health Corp.	11,733,045	933,833
Altria Group Inc.	20,094,426	923,138
Mondelez International Inc. Class A	17,079,642	585,234
Colgate-Palmolive Co.	8,697,490	567,250
Costco Wholesale Corp.	4,440,277	556,456
Walgreen Co.	8,915,562	528,425
Kimberly-Clark Corp.	3,788,133	407,489
Kraft Foods Group Inc.	6,017,299	339,376
Archer-Daniels-Midland Co.	6,539,513	334,169
General Mills Inc.	6,205,044	313,044
Kroger Co.	4,952,979	257,555
Sysco Corp.	5,944,161	225,581
Lorillard Inc.	3,647,093	218,497
Mead Johnson Nutrition Co.	2,047,926	197,051

Reynolds American Inc.	3,121,551	184,171
Estee Lauder Cos. Inc. Class A	2,278,985	170,286
Keurig Green Mountain Inc.	1,233,961	160,575
Kellogg Co.	2,590,139	159,553
* Constellation Brands Inc. Class A	1,697,413	147,947
Brown-Forman Corp. Class B	1,600,360	144,384
Hershey Co.	1,511,377	144,231
ConAgra Foods Inc.	4,279,818	141,405
Whole Foods Market Inc.	3,659,314	139,456
* Monster Beverage Corp.	1,456,311	133,500
Dr Pepper Snapple Group Inc.	1,976,521	127,110
Clorox Co.	1,305,132	125,345
Molson Coors Brewing Co. Class B	1,612,483	120,033
Tyson Foods Inc. Class A	2,966,919	116,808
JM Smucker Co.	1,031,318	102,090
Coca-Cola Enterprises Inc.	2,288,140	101,502
McCormick & Co. Inc.	1,316,603	88,081
Safeway Inc.	2,333,705	80,046
Campbell Soup Co.	1,812,359	77,442
Hormel Foods Corp.	1,362,759	70,032
Avon Products Inc.	4,410,126	55,568
		16,944,080
Energy (9.7%)
Exxon Mobil Corp.	43,206,551	4,063,576
Chevron Corp.	19,238,356	2,295,521
Schlumberger Ltd.	13,134,347	1,335,632
ConocoPhillips	12,456,858	953,199
Occidental Petroleum Corp.	7,898,374	759,429
Halliburton Co.	8,616,601	555,857
EOG Resources Inc.	5,546,232	549,188
Anadarko Petroleum Corp.	5,125,854	519,967
Phillips 66	5,662,036	460,380
Williams Cos. Inc.	6,813,698	377,138
Apache Corp.	3,874,678	363,716
National Oilwell Varco Inc.	4,358,547	331,685
Baker Hughes Inc.	4,407,186	286,731
Pioneer Natural Resources Co.	1,449,630	285,534
Spectra Energy Corp.	6,796,505	266,831
Devon Energy Corp.	3,895,739	265,611
Marathon Oil Corp.	6,832,891	256,848
Kinder Morgan Inc.	6,664,399	255,513
Hess Corp.	2,649,775	249,927
Noble Energy Inc.	3,649,404	249,473
Valero Energy Corp.	5,348,496	247,475
Marathon Petroleum Corp.	2,870,229	243,022
EQT Corp.	1,534,626	140,480
Cabot Oil & Gas Corp.	4,227,141	138,185
ONEOK Inc.	2,106,999	138,114
* Cameron International Corp.	2,055,331	136,433
* FMC Technologies Inc.	2,379,070	129,207
* Southwestern Energy Co.	3,577,272	125,026
Chesapeake Energy Corp.	5,260,455	120,938
Range Resources Corp.	1,708,824	115,875
Cimarex Energy Co.	881,406	111,524
^ Transocean Ltd.	3,448,643	110,253
Helmerich & Payne Inc.	1,096,282	107,293
Ensco plc Class A	2,367,296	97,793

Murphy Oil Corp.	1,692,862	96,341
CONSOL Energy Inc.	2,331,298	88,263
Tesoro Corp.	1,300,654	79,314
Nabors Industries Ltd.	2,935,000	66,800
Noble Corp. plc	2,577,991	57,283
Denbury Resources Inc.	3,574,711	53,728
QEP Resources Inc.	1,680,369	51,722
* Newfield Exploration Co.	1,386,703	51,405
^ Diamond Offshore Drilling Inc.	681,581	23,358
		17,211,588
Financials (16.2%)
Wells Fargo & Co.	48,128,970	2,496,450
* Berkshire Hathaway Inc. Class B	17,330,846	2,394,083
JPMorgan Chase & Co.	38,106,257	2,295,521
Bank of America Corp.	106,537,933	1,816,472
Citigroup Inc.	30,715,373	1,591,671
American Express Co.	9,118,363	798,221
American International Group Inc.	14,455,795	780,902
US Bancorp	18,255,389	763,623
Goldman Sachs Group Inc.	4,151,047	762,008
MetLife Inc.	11,394,497	612,112
Morgan Stanley	15,499,625	535,822
Simon Property Group Inc.	3,148,249	517,635
PNC Financial Services Group Inc.	5,476,380	468,669
Capital One Financial Corp.	5,686,596	464,140
Bank of New York Mellon Corp.	11,464,033	444,002
BlackRock Inc.	1,278,022	419,600
Prudential Financial Inc.	4,660,180	409,816
American Tower Corporation	4,013,222	375,758
ACE Ltd.	3,400,809	356,643
Charles Schwab Corp.	11,619,405	341,494
Travelers Cos. Inc.	3,434,709	322,657
State Street Corp.	4,290,518	315,825
Discover Financial Services	4,679,325	301,302
Marsh & McLennan Cos. Inc.	5,514,222	288,614
Crown Castle International Corp.	3,382,107	272,361
BB&T Corp.	7,289,801	271,253
Allstate Corp.	4,390,546	269,448
Aflac Inc.	4,589,555	267,342
Aon plc	2,942,411	257,961
CME Group Inc.	3,199,811	255,841
Public Storage	1,469,033	243,624
Ameriprise Financial Inc.	1,896,408	233,979
McGraw Hill Financial Inc.	2,744,319	231,758
Equity Residential	3,664,605	225,666
Intercontinental Exchange Inc.	1,149,188	224,149
Chubb Corp.	2,436,167	221,886
Franklin Resources Inc.	3,990,668	217,930
T. Rowe Price Group Inc.	2,664,817	208,922
Health Care REIT Inc.	3,282,663	204,740
SunTrust Banks Inc.	5,378,590	204,548
Prologis Inc.	5,065,057	190,953
AvalonBay Communities Inc.	1,328,961	187,344
Ventas Inc.	2,981,614	184,711
HCP Inc.	4,647,924	184,569
Boston Properties Inc.	1,550,889	179,531
Moody's Corp.	1,882,707	177,916

Vornado Realty Trust	1,767,942	176,723
Invesco Ltd.	4,383,111	173,045
Weyerhaeuser Co.	5,351,798	170,508
Fifth Third Bancorp	8,450,904	169,187
Hartford Financial Services Group Inc.	4,536,202	168,974
M&T Bank Corp.	1,336,743	164,807
Host Hotels & Resorts Inc.	7,667,875	163,556
* Berkshire Hathaway Inc. Class A	759	157,037
Northern Trust Corp.	2,243,296	152,611
General Growth Properties Inc.	6,356,721	149,701
Principal Financial Group Inc.	2,768,806	145,279
Lincoln National Corp.	2,644,600	141,698
Regions Financial Corp.	13,964,251	140,201
Progressive Corp.	5,452,325	137,835
Loews Corp.	3,088,446	128,665
KeyCorp	8,881,926	118,396
Essex Property Trust Inc.	643,058	114,947
* Affiliated Managers Group Inc.	562,731	112,749
Comerica Inc.	1,833,931	91,440
Kimco Realty Corp.	4,163,269	91,217
Macerich Co.	1,426,884	91,078
XL Group plc Class A	2,692,742	89,318
Unum Group	2,584,244	88,846
* CBRE Group Inc. Class A	2,825,774	84,038
Huntington Bancshares Inc.	8,286,356	80,626
Leucadia National Corp.	3,210,194	76,531
Navient Corp.	4,254,052	75,339
Cincinnati Financial Corp.	1,491,787	70,189
Plum Creek Timber Co. Inc.	1,796,203	70,070
Torchmark Corp.	1,324,415	69,360
* E*TRADE Financial Corp.	2,929,581	66,179
* Genworth Financial Inc. Class A	5,038,857	66,009
Zions Bancorporation	2,057,669	59,796
Legg Mason Inc.	1,033,649	52,881
NASDAQ OMX Group Inc.	1,198,637	50,846
Hudson City Bancorp Inc.	4,880,341	47,437
Apartment Investment & Management Co. Class A	1,482,642	47,178
Assurant Inc.	723,830	46,542
People's United Financial Inc.	3,146,155	45,525
		28,935,836
Health Care (13.8%)
Johnson & Johnson	28,572,882	3,045,584
Pfizer Inc.	64,240,391	1,899,588
Merck & Co. Inc.	29,224,632	1,732,436
* Gilead Sciences Inc.	15,314,958	1,630,277
Amgen Inc.	7,695,635	1,080,929
AbbVie Inc.	16,125,554	931,412
Bristol-Myers Squibb Co.	16,796,307	859,635
UnitedHealth Group Inc.	9,843,504	849,002
* Biogen Idec Inc.	2,392,392	791,427
* Celgene Corp.	8,099,811	767,700
Eli Lilly & Co.	9,961,028	645,973
* Actavis plc	2,677,219	645,959
Abbott Laboratories	15,233,963	633,581
Medtronic Inc.	9,923,427	614,756
Allergan Inc.	3,010,652	536,468
* Express Scripts Holding Co.	7,552,033	533,400

Thermo Fisher Scientific Inc.	4,041,597	491,862
McKesson Corp.	2,346,271	456,749
Covidien plc	4,576,582	395,920
Baxter International Inc.	5,487,537	393,841
WellPoint Inc.	2,778,241	332,333
* Alexion Pharmaceuticals Inc.	2,003,981	332,300
Aetna Inc.	3,592,305	290,977
* Vertex Pharmaceuticals Inc.	2,411,888	270,879
* Regeneron Pharmaceuticals Inc.	747,410	269,456
Cardinal Health Inc.	3,410,455	255,511
Stryker Corp.	3,029,836	244,659
Cigna Corp.	2,672,515	242,370
Becton Dickinson and Co.	1,943,327	221,170
Perrigo Co. plc	1,355,587	203,596
Humana Inc.	1,562,584	203,589
Agilent Technologies Inc.	3,378,591	192,512
Zoetis Inc.	5,077,204	187,603
* Cerner Corp.	3,074,886	183,171
St. Jude Medical Inc.	2,883,989	173,414
* Mylan Inc.	3,789,152	172,369
Zimmer Holdings Inc.	1,711,132	172,054
* Intuitive Surgical Inc.	364,194	168,192
AmerisourceBergen Corp. Class A	2,159,382	166,920
* Boston Scientific Corp.	13,429,547	158,603
* DaVita HealthCare Partners Inc.	1,740,287	127,285
* Edwards Lifesciences Corp.	1,074,049	109,714
CR Bard Inc.	755,943	107,881
* Mallinckrodt plc	1,147,358	103,434
Universal Health Services Inc. Class B	924,066	96,565
* CareFusion Corp.	2,057,511	93,102
* Hospira Inc.	1,711,410	89,045
Quest Diagnostics Inc.	1,462,740	88,759
* Laboratory Corp. of America Holdings	859,924	87,497
* Waters Corp.	851,536	84,404
* Varian Medical Systems Inc.	1,046,654	83,858
DENTSPLY International Inc.	1,437,843	65,566
* Tenet Healthcare Corp.	993,124	58,982
PerkinElmer Inc.	1,146,294	49,979
Patterson Cos. Inc.	877,732	36,365
		24,660,613
Industrials (10.3%)
General Electric Co.	101,655,513	2,604,414
Union Pacific Corp.	9,091,902	985,744
3M Co.	6,564,543	930,064
United Technologies Corp.	8,619,216	910,189
Boeing Co.	6,789,484	864,844
Honeywell International Inc.	7,927,876	738,244
United Parcel Service Inc. Class B	7,126,025	700,417
Caterpillar Inc.	6,360,684	629,899
Lockheed Martin Corp.	2,733,050	499,547
Danaher Corp.	6,175,660	469,227
Emerson Electric Co.	7,070,445	442,468
FedEx Corp.	2,689,082	434,152
General Dynamics Corp.	3,217,468	408,908
Norfolk Southern Corp.	3,135,557	349,928
Precision Castparts Corp.	1,453,491	344,303
CSX Corp.	10,126,317	324,650

Raytheon Co.	3,147,775	319,877
Illinois Tool Works Inc.	3,695,509	311,975
Delta Air Lines Inc.	8,540,148	308,726
Eaton Corp. plc	4,821,197	305,519
Deere & Co.	3,630,991	297,705
Northrop Grumman Corp.	2,106,528	277,556
Southwest Airlines Co.	6,940,795	234,391
Cummins Inc.	1,732,640	228,674
Waste Management Inc.	4,394,043	208,849
PACCAR Inc.	3,593,895	204,403
Tyco International Ltd.	4,492,893	200,248
Parker-Hannifin Corp.	1,507,297	172,058
WW Grainger Inc.	616,633	155,176
Rockwell Automation Inc.	1,396,597	153,458
Ingersoll-Rand plc	2,709,868	152,728
Roper Industries Inc.	1,013,255	148,229
Stanley Black & Decker Inc.	1,583,067	140,561
Nielsen NV	3,081,868	136,619
Dover Corp.	1,687,134	135,528
Kansas City Southern	1,117,670	135,462
Pentair plc	1,950,615	127,746
AMETEK Inc.	2,489,657	125,006
Fastenal Co.	2,765,645	124,177
* United Rentals Inc.	971,453	107,928
Rockwell Collins Inc.	1,368,406	107,420
Fluor Corp.	1,595,477	106,562
L-3 Communications Holdings Inc.	874,570	104,004
Textron Inc.	2,828,151	101,785
* Stericycle Inc.	859,065	100,133
Republic Services Inc. Class A	2,558,047	99,815
CH Robinson Worldwide Inc.	1,492,491	98,982
Flowserve Corp.	1,387,461	97,844
Equifax Inc.	1,233,517	92,193
Pall Corp.	1,083,250	90,668
Masco Corp.	3,610,497	86,363
Expeditors International of Washington Inc.	1,978,838	80,301
* Quanta Services Inc.	2,198,810	79,795
Snap-on Inc.	589,391	71,363
Cintas Corp.	979,869	69,169
Robert Half International Inc.	1,394,144	68,313
* Jacobs Engineering Group Inc.	1,349,530	65,884
Xylem Inc.	1,852,774	65,755
ADT Corp.	1,764,083	62,554
Iron Mountain Inc.	1,743,251	56,917
Joy Global Inc.	995,707	54,306
Pitney Bowes Inc.	2,058,001	51,429
Ryder System Inc.	538,130	48,416
Allegion plc	974,548	46,427
Dun & Bradstreet Corp.	368,788	43,322
		18,299,317
Information Technology (19.6%)
Apple Inc.	60,664,513	6,111,950
Microsoft Corp.	83,479,700	3,870,119
International Business Machines Corp.	9,399,254	1,784,260
Intel Corp.	50,159,362	1,746,549
* Google Inc. Class A	2,878,222	1,693,575
* Google Inc. Class C	2,877,982	1,661,632

* Facebook Inc. Class A	19,756,108	1,561,523
Cisco Systems Inc.	51,660,649	1,300,298
QUALCOMM Inc.	16,979,940	1,269,590
Oracle Corp.	32,947,091	1,261,215
Visa Inc. Class A	4,987,348	1,064,150
MasterCard Inc. Class A	9,971,700	737,108
Hewlett-Packard Co.	18,907,161	670,637
* eBay Inc.	11,442,892	648,011
EMC Corp.	20,552,213	601,358
Accenture plc Class A	6,394,979	520,040
Texas Instruments Inc.	10,815,276	515,780
† Automatic Data Processing Inc.	4,871,986	404,765
* Yahoo! Inc.	9,370,736	381,857
* Micron Technology Inc.	10,848,151	371,658
* salesforce.com inc	5,831,861	335,507
* Adobe Systems Inc.	4,786,731	331,194
* Cognizant Technology Solutions Corp. Class A	6,158,548	275,718
Applied Materials Inc.	12,343,023	266,733
Corning Inc.	13,078,845	252,945
Intuit Inc.	2,875,857	252,069
TE Connectivity Ltd.	4,146,017	229,233
SanDisk Corp.	2,271,514	222,495
Avago Technologies Ltd. Class A	2,549,966	221,847
Broadcom Corp. Class A	5,448,241	220,218
Western Digital Corp.	2,228,364	216,864
Seagate Technology plc	3,310,610	189,599
Symantec Corp.	6,994,515	164,441
* Fiserv Inc.	2,524,552	163,174
Fidelity National Information Services Inc.	2,891,249	162,777
Amphenol Corp. Class A	1,588,584	158,636
Analog Devices Inc.	3,182,956	157,524
Paychex Inc.	3,310,290	146,315
Xerox Corp.	10,980,535	145,272
Motorola Solutions Inc.	2,236,359	141,517
* Alliance Data Systems Corp.	562,490	139,649
NetApp Inc.	3,234,041	138,934
KLA-Tencor Corp.	1,675,159	131,969
* Autodesk Inc.	2,301,831	126,831
Lam Research Corp.	1,641,779	122,641
* Citrix Systems Inc.	1,665,991	118,852
Xilinx Inc.	2,719,622	115,176
* Electronic Arts Inc.	3,166,605	112,763
Altera Corp.	3,129,827	111,985
* Akamai Technologies Inc.	1,804,662	107,919
* Red Hat Inc.	1,915,442	107,552
Linear Technology Corp.	2,415,944	107,244
NVIDIA Corp.	5,214,780	96,213
Microchip Technology Inc.	2,029,937	95,874
CA Inc.	3,250,108	90,808
Juniper Networks Inc.	4,072,696	90,210
Computer Sciences Corp.	1,469,368	89,852
* F5 Networks Inc.	751,345	89,215
Western Union Co.	5,373,149	86,185
Harris Corp.	1,062,529	70,552
* Teradata Corp.	1,572,044	65,900
* VeriSign Inc.	1,141,180	62,902
Total System Services Inc.	1,675,880	51,885

* First Solar Inc.	762,227	50,162
FLIR Systems Inc.	1,436,558	45,022
Jabil Circuit Inc.	2,026,835	40,881
† CDK Global Inc.	(982,514)	(30,055)
		34,867,274
Materials (3.4%)
EI du Pont de Nemours & Co.	9,272,295	665,380
Monsanto Co.	5,314,562	597,941
Dow Chemical Co.	11,371,472	596,320
LyondellBasell Industries NV Class A	4,307,917	468,098
Praxair Inc.	2,958,479	381,644
Freeport-McMoRan Inc.	10,526,256	343,682
Ecolab Inc.	2,731,881	313,702
PPG Industries Inc.	1,396,347	274,717
Air Products & Chemicals Inc.	1,942,089	252,821
International Paper Co.	4,325,854	206,516
Alcoa Inc.	11,916,515	191,737
Sherwin-Williams Co.	842,027	184,396
Nucor Corp.	3,229,942	175,321
Sigma-Aldrich Corp.	1,205,208	163,920
Mosaic Co.	3,225,959	143,265
CF Industries Holdings Inc.	503,161	140,493
Eastman Chemical Co.	1,510,621	122,194
Newmont Mining Corp.	5,052,271	116,455
Ball Corp.	1,404,092	88,837
Martin Marietta Materials Inc.	624,485	80,521
Vulcan Materials Co.	1,325,962	79,863
International Flavors & Fragrances Inc.	822,057	78,819
FMC Corp.	1,350,501	77,235
Airgas Inc.	680,373	75,283
Sealed Air Corp.	2,150,451	75,008
MeadWestvaco Corp.	1,708,894	69,962
* Owens-Illinois Inc.	1,671,351	43,539
Avery Dennison Corp.	950,580	42,443
Allegheny Technologies Inc.	1,103,327	40,934
Bemis Co. Inc.	1,012,942	38,512
		6,129,558
Telecommunication Services (2.4%)
Verizon Communications Inc.	41,996,042	2,099,382
AT&T Inc.	52,540,184	1,851,516
CenturyLink Inc.	5,775,990	236,180
Frontier Communications Corp.	10,168,108	66,195
Windstream Holdings Inc.	6,111,053	65,877
		4,319,150
Utilities (3.0%)
Duke Energy Corp.	7,165,241	535,745
NextEra Energy Inc.	4,420,575	415,004
Dominion Resources Inc.	5,902,882	407,830
Southern Co.	9,074,087	396,084
Exelon Corp.	8,704,208	296,726
American Electric Power Co. Inc.	4,950,494	258,465
Sempra Energy	2,341,479	246,745
PPL Corp.	6,730,455	221,028
PG&E Corp.	4,775,551	215,091
Public Service Enterprise Group Inc.	5,125,193	190,862
Edison International	3,300,556	184,567

Consolidated Edison Inc.	2,966,977	168,109
Xcel Energy Inc.	5,119,456	155,631
FirstEnergy Corp.	4,258,049	142,943
Northeast Utilities	3,200,917	141,801
Entergy Corp.	1,819,413	140,695
DTE Energy Co.	1,792,848	136,400
NiSource Inc.	3,194,091	130,894
CenterPoint Energy Inc.	4,353,603	106,533
NRG Energy Inc.	3,420,753	104,264
Wisconsin Energy Corp.	2,287,107	98,346
AES Corp.	6,740,109	95,575
Ameren Corp.	2,460,680	94,318
CMS Energy Corp.	2,788,971	82,721
SCANA Corp.	1,441,355	71,506
Pepco Holdings Inc.	2,545,448	68,116
AGL Resources Inc.	1,212,407	62,245
Pinnacle West Capital Corp.	1,120,354	61,216
Integrys Energy Group Inc.	811,480	52,600
TECO Energy Inc.	2,366,186	41,124
5,323,184
Total Common Stocks (Cost $112,082,506)	177,453,991
Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.109%	553,404,111	553,404

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.075%	10/15/14	4,900	4,900
4	Fannie Mae Discount Notes	0.080%	11/5/14	5,000	5,000
[5,6] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	29,500	29,495
[5,6] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	8,000	7,997
47,392
Total Temporary Cash Investments (Cost $600,797)	600,796
Total Investments (99.9%) (Cost $112,683,303)	178,054,787
Other Assets and Liabilities-Net (0.1%)[3]	118,337
Net Assets (100%)	178,173,124

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,193,000.
† CDK Global Inc. shares were sold on September 30, 2014, on a when-issued basis (because the security is not part of the benchmark index) and were settled after receipt of shares from the Automatic Data Processing Inc. spin-off transaction on October 1, 2014.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,287,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $37,193,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	177,453,991	—	—
Temporary Cash Investments	553,404	47,392	—
Futures Contracts—Assets[1]	63	—	—
Futures Contracts—Liabilities[1]	(1,673)	—	—
Total	178,005,785	47,392	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Institutional Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	1,459	716,916	(3,978)
E-mini S&P 500 Index	December 2014	360	35,379	(459)
				(4,437)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $112,683,303,000. Net unrealized appreciation of investment securities for tax purposes was $65,371,484,000, consisting of unrealized gains of $67,993,435,000 on securities that had risen in value since their purchase and $2,621,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.0%)
EI du Pont de Nemours & Co.	1,652,248	118,565
Dow Chemical Co.	2,155,450	113,032
LyondellBasell Industries NV Class A	739,922	80,400
Praxair Inc.	527,177	68,006
Freeport-McMoRan Inc.	1,875,196	61,225
Ecolab Inc.	486,755	55,894
PPG Industries Inc.	248,913	48,971
Air Products & Chemicals Inc.	346,104	45,056
International Paper Co.	770,886	36,802
Alcoa Inc.	2,122,791	34,156
Nucor Corp.	575,491	31,238
Sigma-Aldrich Corp.	214,768	29,211
Mosaic Co.	583,548	25,915
CF Industries Holdings Inc.	89,668	25,037
Newmont Mining Corp.	900,273	20,751
Eastman Chemical Co.	245,029	19,820
Celanese Corp. Class A	280,569	16,419
CONSOL Energy Inc.	415,512	15,731
Ashland Inc.	140,951	14,673
International Flavors & Fragrances Inc.	146,767	14,072
FMC Corp.	240,590	13,759
Airgas Inc.	121,059	13,395
* WR Grace & Co.	130,289	11,848
RPM International Inc.	241,033	11,035
United States Steel Corp.	261,931	10,260
Rockwood Holdings Inc.	130,866	10,005
Huntsman Corp.	374,145	9,724
Steel Dynamics Inc.	411,727	9,309
Reliance Steel & Aluminum Co.	133,682	9,144
Albemarle Corp.	143,389	8,446
Avery Dennison Corp.	172,782	7,715
Royal Gold Inc.	111,183	7,220
NewMarket Corp.	18,496	7,047
Allegheny Technologies Inc.	186,444	6,917
Westlake Chemical Corp.	72,340	6,264
Cytec Industries Inc.	129,684	6,133
US Silica Holdings Inc.	97,299	6,082
Peabody Energy Corp.	491,034	6,079
PolyOne Corp.	170,584	6,069
* Platform Specialty Products Corp.	235,459	5,891
Cabot Corp.	104,914	5,326
Compass Minerals International Inc.	60,793	5,124
Sensient Technologies Corp.	88,906	4,654
Axiall Corp.	126,822	4,542
Carpenter Technology Corp.	91,503	4,131
Domtar Corp.	117,257	4,119
* KapStone Paper and Packaging Corp.	147,234	4,118
* Chemtura Corp.	174,408	4,069
Minerals Technologies Inc.	62,392	3,850

	Commercial Metals Co.	213,488	3,644
	HB Fuller Co.	91,072	3,616
	Olin Corp.	142,741	3,604
	Worthington Industries Inc.	95,256	3,545
*	Stillwater Mining Co.	217,023	3,262
*	Polypore International Inc.	81,569	3,174
	Balchem Corp.	55,271	3,127
*	Ferro Corp.	214,474	3,108
*	Century Aluminum Co.	112,077	2,911
^	Cliffs Natural Resources Inc.	276,171	2,867
	Tronox Ltd. Class A	108,414	2,824
*	AK Steel Holding Corp.	341,853	2,738
*	Clearwater Paper Corp.	44,294	2,663
*	SunCoke Energy Inc.	113,623	2,551
^	Rayonier Advanced Materials Inc.	76,340	2,512
	Kaiser Aluminum Corp.	31,613	2,410
*	Resolute Forest Products Inc.	150,212	2,349
*	Calgon Carbon Corp.	116,700	2,262
	Innophos Holdings Inc.	38,228	2,106
	Neenah Paper Inc.	38,487	2,058
*	Intrepid Potash Inc.	124,757	1,928
	Globe Specialty Metals Inc.	102,760	1,869
	PH Glatfelter Co.	78,960	1,733
*	Cambrex Corp.	87,828	1,641
	Quaker Chemical Corp.	22,411	1,607
*	Cloud Peak Energy Inc.	120,657	1,523
	Innospec Inc.	42,030	1,509
	Aceto Corp.	75,345	1,456
	OM Group Inc.	52,945	1,374
*	Alpha Natural Resources Inc.	540,747	1,341
	Hecla Mining Co.	512,683	1,271
	A Schulman Inc.	33,583	1,214
*	RTI International Metals Inc.	48,986	1,208
	Arch Coal Inc.	558,368	1,184
*	Kraton Performance Polymers Inc.	66,253	1,180
	Koppers Holdings Inc.	33,030	1,095
	Deltic Timber Corp.	17,319	1,079
	Haynes International Inc.	23,229	1,068
	Stepan Co.	23,367	1,037
*	Horsehead Holding Corp.	58,000	959
	Ampco-Pittsburgh Corp.	46,340	927
*	Coeur Mining Inc.	182,473	905
*,^ Allied Nevada Gold Corp.		264,323	875
	Kronos Worldwide Inc.	56,434	778
*	Veritiv Corp.	14,912	747
*	LSB Industries Inc.	20,853	745
	American Vanguard Corp.	65,548	734
	Tredegar Corp.	38,585	710
	Hawkins Inc.	19,323	695
*	Senomyx Inc.	66,934	549
*	Rentech Inc.	295,689	506
	Chase Corp.	16,107	501
	Gold Resource Corp.	87,301	447
*	OMNOVA Solutions Inc.	78,397	421
	Olympic Steel Inc.	19,107	393
*	Westmoreland Coal Co.	10,000	374
	Wausau Paper Corp.	42,028	333

	Zep Inc.	23,017	323
	Noranda Aluminum Holding Corp.	65,560	296
	KMG Chemicals Inc.	18,032	294
^	Walter Energy Inc.	118,280	277
*	General Moly Inc.	341,714	255
*	Penford Corp.	18,568	245
	Friedman Industries Inc.	29,963	238
	FutureFuel Corp.	19,044	226
*,^ Molycorp Inc.		189,962	226
*	Universal Stainless & Alloy Products Inc.	8,233	217
*,^ Paramount Gold and Silver Corp.		194,400	175
*,^ Verso Paper Corp.		52,139	167
*,^ Golden Minerals Co.		243,316	156
*	Codexis Inc.	54,399	127
*	Solitario Exploration & Royalty Corp.	56,237	67
*	Ikonics Corp.	2,424	42
	NL Industries Inc.	4,487	33
*	Mines Management Inc.	48,299	29
	United-Guardian Inc.	950	21
*	Uranium Resources Inc.	8,371	21
*	Northern Technologies International Corp.	800	17
*	Uni-Pixel Inc.	2,531	16
*	Handy & Harman Ltd.	597	16
*	Metabolix Inc.	14,335	13
*	Comstock Mining Inc.	9,200	11
*	Midway Gold Corp.	9,116	9
*	Uranerz Energy Corp.	7,505	8
*	TOR Minerals International Inc.	682	6
*	Centrus Energy Corp. Class A	137	1
			1,186,028
Consumer Goods (9.7%)
	Procter & Gamble Co.	4,887,596	409,287
	Coca-Cola Co.	7,125,203	303,961
	PepsiCo Inc.	2,719,948	253,200
	Philip Morris International Inc.	2,819,816	235,173
	Altria Group Inc.	3,580,124	164,471
	NIKE Inc. Class B	1,246,856	111,220
	Colgate-Palmolive Co.	1,648,600	107,522
	Monsanto Co.	946,765	106,521
	Ford Motor Co.	6,873,153	101,654
	Mondelez International Inc. Class A	2,891,217	99,068
	General Motors Co.	2,316,786	73,998
	Kimberly-Clark Corp.	677,209	72,847
	Kraft Foods Group Inc.	1,072,217	60,473
	Archer-Daniels-Midland Co.	1,165,291	59,546
	General Mills Inc.	1,104,562	55,725
	Johnson Controls Inc.	1,201,905	52,884
	VF Corp.	622,463	41,101
	Lorillard Inc.	652,896	39,115
*	Tesla Motors Inc.	146,182	35,475
	Mead Johnson Nutrition Co.	364,919	35,113
	Reynolds American Inc.	578,046	34,105
	Delphi Automotive plc	540,881	33,178
	Estee Lauder Cos. Inc. Class A	422,555	31,573
	Keurig Green Mountain Inc.	220,042	28,634
	Kellogg Co.	455,038	28,030
	ConAgra Foods Inc.	765,820	25,303

* Constellation Brands Inc. Class A	290,138	25,288
* Michael Kors Holdings Ltd.	351,968	25,127
Hershey Co.	262,750	25,074
Stanley Black & Decker Inc.	282,083	25,046
* Monster Beverage Corp.	256,510	23,514
Genuine Parts Co.	262,935	23,062
Harley-Davidson Inc.	393,330	22,892
Dr Pepper Snapple Group Inc.	352,949	22,698
Clorox Co.	232,556	22,335
* Under Armour Inc. Class A	314,968	21,764
BorgWarner Inc.	412,367	21,695
Bunge Ltd.	252,336	21,254
Whirlpool Corp.	140,833	20,512
* TRW Automotive Holdings Corp.	200,775	20,328
Tyson Foods Inc. Class A	508,556	20,022
Molson Coors Brewing Co. Class B	261,203	19,444
Hanesbrands Inc.	179,868	19,325
* Electronic Arts Inc.	538,583	19,179
Activision Blizzard Inc.	906,366	18,843
Mattel Inc.	610,329	18,707
Ralph Lauren Corp. Class A	111,466	18,362
PVH Corp.	148,694	18,014
Coca-Cola Enterprises Inc.	398,955	17,698
Coach Inc.	495,723	17,653
JM Smucker Co.	177,443	17,565
Church & Dwight Co. Inc.	244,635	17,164
Newell Rubbermaid Inc.	497,294	17,112
Brown-Forman Corp. Class B	186,341	16,812
Polaris Industries Inc.	107,206	16,058
Campbell Soup Co.	368,356	15,740
* Mohawk Industries Inc.	111,760	15,068
Energizer Holdings Inc.	111,476	13,735
McCormick & Co. Inc.	202,042	13,517
Leucadia National Corp.	565,491	13,481
* Jarden Corp.	220,986	13,283
* LKQ Corp.	491,664	13,073
Snap-on Inc.	104,977	12,711
Lear Corp.	146,536	12,662
Hormel Foods Corp.	238,406	12,252
DR Horton Inc.	592,128	12,150
Harman International Industries Inc.	122,958	12,055
Hasbro Inc.	209,910	11,544
* WhiteWave Foods Co. Class A	314,418	11,423
Lennar Corp. Class A	289,372	11,236
Goodyear Tire & Rubber Co.	497,031	11,225
PulteGroup Inc.	617,515	10,905
Ingredion Inc.	135,182	10,245
* WABCO Holdings Inc.	109,123	9,925
Avon Products Inc.	784,538	9,885
* Middleby Corp.	103,611	9,131
* Toll Brothers Inc.	289,128	9,009
* Hain Celestial Group Inc.	86,350	8,838
Leggett & Platt Inc.	249,989	8,730
* NVR Inc.	7,195	8,131
* lululemon athletica Inc.	188,062	7,901
* Visteon Corp.	79,433	7,725
* Fossil Group Inc.	76,943	7,225

Carter's Inc.	92,128	7,142
Brunswick Corp.	167,724	7,068
Gentex Corp.	250,737	6,712
* Tempur Sealy International Inc.	110,007	6,179
* Kate Spade & Co.	229,069	6,009
Flowers Foods Inc.	322,036	5,913
* TreeHouse Foods Inc.	72,054	5,800
* Deckers Outdoor Corp.	59,571	5,789
* Tenneco Inc.	110,426	5,776
Tupperware Brands Corp.	82,150	5,672
* Darling Ingredients Inc.	297,676	5,453
Dana Holding Corp.	282,420	5,414
^ Herbalife Ltd.	116,277	5,087
Scotts Miracle-Gro Co. Class A	84,221	4,632
Wolverine World Wide Inc.	174,486	4,373
Thor Industries Inc.	81,818	4,214
Pool Corp.	77,472	4,177
Pinnacle Foods Inc.	127,367	4,159
Nu Skin Enterprises Inc. Class A	91,040	4,100
* Skechers U.S.A. Inc. Class A	73,357	3,911
* Boston Beer Co. Inc. Class A	15,963	3,540
* Steven Madden Ltd.	109,063	3,515
* Zynga Inc. Class A	1,290,985	3,486
Spectrum Brands Holdings Inc.	38,196	3,458
* TRI Pointe Homes Inc.	263,132	3,405
* Take-Two Interactive Software Inc.	143,697	3,315
Sanderson Farms Inc.	37,683	3,314
* G-III Apparel Group Ltd.	39,659	3,286
Lancaster Colony Corp.	37,043	3,159
Cooper Tire & Rubber Co.	108,309	3,108
Cal-Maine Foods Inc.	34,610	3,092
Andersons Inc.	48,970	3,079
Herman Miller Inc.	102,224	3,051
* Iconix Brand Group Inc.	82,127	3,034
Vector Group Ltd.	133,922	2,970
HNI Corp.	81,509	2,934
* Helen of Troy Ltd.	55,179	2,898
Ryland Group Inc.	84,384	2,805
* TiVo Inc.	213,588	2,733
B&G Foods Inc.	97,234	2,679
* Post Holdings Inc.	80,566	2,673
KB Home	173,632	2,594
Snyder's-Lance Inc.	94,005	2,491
J&J Snack Foods Corp.	25,083	2,347
* Meritage Homes Corp.	65,702	2,332
Schweitzer-Mauduit International Inc.	56,313	2,326
* Pilgrim's Pride Corp.	76,005	2,323
* Gentherm Inc.	54,981	2,322
* Dorman Products Inc.	56,201	2,251
Interface Inc. Class A	138,984	2,243
Steelcase Inc. Class A	138,454	2,242
Fresh Del Monte Produce Inc.	67,479	2,153
Dean Foods Co.	161,110	2,135
* American Axle & Manufacturing Holdings Inc.	126,229	2,117
* Standard Pacific Corp.	280,298	2,099
La-Z-Boy Inc.	104,864	2,075
Drew Industries Inc.	48,695	2,054

*,^ iRobot Corp.		67,152	2,045
	Universal Corp.	45,706	2,029
*	Crocs Inc.	160,171	2,015
*	Select Comfort Corp.	92,887	1,943
*,^ GoPro Inc. Class A		20,352	1,907
	MDC Holdings Inc.	74,730	1,892
	Columbia Sportswear Co.	51,510	1,843
*	ACCO Brands Corp.	262,511	1,811
	Briggs & Stratton Corp.	99,843	1,799
	Movado Group Inc.	49,945	1,651
	Knoll Inc.	92,803	1,606
	Standard Motor Products Inc.	45,659	1,572
	WD-40 Co.	22,591	1,535
*	Chiquita Brands International Inc.	106,986	1,519
*	Blount International Inc.	100,139	1,515
	Coty Inc. Class A	89,465	1,481
	Ethan Allen Interiors Inc.	64,066	1,461
*	Unifi Inc.	55,211	1,430
*	Cavco Industries Inc.	21,001	1,428
*	Beazer Homes USA Inc.	82,839	1,390
	Inter Parfums Inc.	50,340	1,384
*	Medifast Inc.	41,923	1,376
	Oxford Industries Inc.	21,805	1,330
	Arctic Cat Inc.	37,179	1,295
*	Diamond Foods Inc.	44,706	1,279
*	Federal-Mogul Holdings Corp.	85,433	1,270
*	Tumi Holdings Inc.	62,175	1,265
*	Boulder Brands Inc.	92,342	1,259
*	Motorcar Parts of America Inc.	44,446	1,209
*	Jamba Inc.	83,790	1,192
*	Farmer Bros Co.	40,037	1,159
	Callaway Golf Co.	150,875	1,092
	Calavo Growers Inc.	24,089	1,087
*	Seaboard Corp.	404	1,081
*	Winnebago Industries Inc.	49,197	1,071
*	Modine Manufacturing Co.	89,807	1,066
*	Nautilus Inc.	87,152	1,043
	Coca-Cola Bottling Co. Consolidated	13,623	1,017
	Nutrisystem Inc.	65,197	1,002
	John B Sanfilippo & Son Inc.	29,175	944
*	DTS Inc.	37,227	940
*	Cooper-Standard Holding Inc.	14,993	936
*	USANA Health Sciences Inc.	12,667	933
	Tootsie Roll Industries Inc.	32,818	919
*	Universal Electronics Inc.	17,849	881
*	Eastman Kodak Co.	39,252	862
*	Central Garden and Pet Co. Class A	107,054	861
	Bassett Furniture Industries Inc.	61,836	845
	Lennar Corp. Class B	24,500	785
*,^ Elizabeth Arden Inc.		46,104	772
*	Perry Ellis International Inc.	37,125	756
*	Annie's Inc.	15,961	733
	Titan International Inc.	61,015	721
	Flexsteel Industries Inc.	20,912	705
	Alico Inc.	18,161	692
	Cherokee Inc.	37,406	681
	Superior Industries International Inc.	38,358	672

*	Revlon Inc. Class A	20,904	662
*	Vera Bradley Inc.	31,393	649
*	Taylor Morrison Home Corp. Class A	36,870	598
*	RealD Inc.	60,308	565
*	Libbey Inc.	20,212	531
*,^ Hovnanian Enterprises Inc. Class A		141,528	519
*	M/I Homes Inc.	25,860	513
^	Blyth Inc.	61,814	502
*	LeapFrog Enterprises Inc.	82,851	496
*	Shiloh Industries Inc.	28,486	485
*	Fuel Systems Solutions Inc.	53,961	481
*	Alliance One International Inc.	242,577	478
	Strattec Security Corp.	5,741	467
*	Central Garden and Pet Co.	58,888	456
*	Omega Protein Corp.	35,618	445
*	Dixie Group Inc.	49,812	432
*	Stoneridge Inc.	36,571	412
*,^ JAKKS Pacific Inc.		57,538	409
	Culp Inc.	19,518	354
*	Tower International Inc.	13,950	351
	Marine Products Corp.	43,390	342
*	National Beverage Corp.	16,499	322
*,^ Glu Mobile Inc.		59,971	310
*	Core Molding Technologies Inc.	21,460	304
	National Presto Industries Inc.	4,899	297
*	Lifeway Foods Inc.	20,817	289
*	Quiksilver Inc.	161,250	277
*	Inventure Foods Inc.	18,959	246
*	Vince Holding Corp.	7,741	234
	Hooker Furniture Corp.	15,189	231
	Weyco Group Inc.	9,081	228
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		58,260	217
	Limoneira Co.	9,066	215
*	Black Diamond Inc.	27,241	206
*	ZAGG Inc.	33,148	185
	Female Health Co.	52,315	183
*,^ American Apparel Inc.		217,333	178
*	Primo Water Corp.	40,617	175
	Escalade Inc.	13,847	167
	Griffin Land & Nurseries Inc.	5,467	157
	LS Starrett Co. Class A	11,175	155
*	Coffee Holding Co. Inc.	27,694	152
	Oil-Dri Corp. of America	5,275	138
*	Nutraceutical International Corp.	6,463	135
	Lifetime Brands Inc.	8,735	134
	MGP Ingredients Inc.	10,002	131
	Johnson Outdoors Inc. Class A	5,006	130
*	Craft Brew Alliance Inc.	8,811	127
*	LoJack Corp.	30,922	121
*,^ S&W Seed Co.		27,184	115
	Orchids Paper Products Co.	4,683	115
*	Mannatech Inc.	6,299	98
*	Skullcandy Inc.	11,413	89
*	William Lyon Homes Class A	3,940	87
*,^ Comstock Holding Cos. Inc. Class A		77,650	87
*	Summer Infant Inc.	22,600	79
*	Ceres Inc.	192,728	79

*	Natural Alternatives International Inc.	12,166	79
*	Emerson Radio Corp.	37,808	75
*	Lifevantage Corp.	61,122	70
*	Malibu Boats Inc. Class A	3,100	57
*	Seneca Foods Corp. Class A	1,806	52
*,^ Rock Creek Pharmaceuticals Inc.		180,428	51
*	Delta Apparel Inc.	5,153	47
*	Stanley Furniture Co. Inc.	15,291	43
	Nature's Sunshine Products Inc.	2,785	41
*	CCA Industries Inc.	11,733	40
*	US Auto Parts Network Inc.	14,287	40
*,^ Clean Diesel Technologies Inc.		22,810	39
	Rocky Brands Inc.	2,299	32
*	WCI Communities Inc.	1,200	22
	Acme United Corp.	1,275	21
*	Majesco Entertainment Co.	14,923	16
	Crown Crafts Inc.	2,061	15
*	Skyline Corp.	3,395	14
	Reliv International Inc.	10,512	13
	Compx International Inc.	1,065	11
*	Willamette Valley Vineyards Inc.	1,400	8
*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	5
	Golden Enterprises Inc.	755	4
*	Joe's Jeans Inc.	398	—
			3,802,075
Consumer Services (13.0%)
	Walt Disney Co.	2,788,677	248,276
	Comcast Corp. Class A	4,362,789	234,631
	Home Depot Inc.	2,429,513	222,884
	Wal-Mart Stores Inc.	2,909,194	222,466
*	Amazon.com Inc.	667,213	215,136
	McDonald's Corp.	1,772,478	168,049
	CVS Health Corp.	2,090,600	166,391
*	eBay Inc.	2,016,526	114,196
	Twenty-First Century Fox Inc. Class A	3,237,161	111,002
	Time Warner Inc.	1,465,913	110,251
*	Priceline Group Inc.	94,655	109,665
	Costco Wholesale Corp.	791,087	99,139
	Starbucks Corp.	1,288,195	97,207
	Lowe's Cos. Inc.	1,799,959	95,254
	Walgreen Co.	1,554,097	92,111
	McKesson Corp.	418,107	81,393
*	DIRECTV	906,594	78,439
	Time Warner Cable Inc.	504,561	72,399
	Target Corp.	1,143,763	71,691
	TJX Cos. Inc.	1,200,767	71,049
	Yum! Brands Inc.	793,715	57,132
	Delta Air Lines Inc.	1,524,186	55,099
	Viacom Inc. Class B	690,066	53,094
*	Netflix Inc.	103,023	46,482
	American Airlines Group Inc.	1,299,651	46,112
	CBS Corp. Class B	853,117	45,642
	Cardinal Health Inc.	607,698	45,529
	Las Vegas Sands Corp.	727,488	45,257
	Kroger Co.	838,450	43,599
	Southwest Airlines Co.	1,246,231	42,085

	Sysco Corp.	1,058,909	40,186
	Macy's Inc.	651,774	37,920
*	Chipotle Mexican Grill Inc. Class A	55,993	37,324
*	Dollar General Corp.	547,522	33,459
	Carnival Corp.	802,313	32,229
*	United Continental Holdings Inc.	674,354	31,553
	Omnicom Group Inc.	453,393	31,221
	L Brands Inc.	447,988	30,006
*	AutoZone Inc.	58,846	29,991
	AmerisourceBergen Corp. Class A	386,479	29,875
	Starwood Hotels & Resorts Worldwide Inc.	345,976	28,789
	Ross Stores Inc.	363,517	27,475
	Wynn Resorts Ltd.	146,388	27,386
*	O'Reilly Automotive Inc.	178,011	26,766
	Marriott International Inc. Class A	367,215	25,668
	Whole Foods Market Inc.	652,092	24,851
*	DISH Network Corp. Class A	380,911	24,599
	Nielsen NV	549,015	24,338
*	Liberty Interactive Corp. Class A	817,172	23,306
*	Bed Bath & Beyond Inc.	346,848	22,833
*	Charter Communications Inc. Class A	147,060	22,260
	Kohl's Corp.	336,883	20,560
*	Hertz Global Holdings Inc.	807,989	20,515
*	Dollar Tree Inc.	353,120	19,799
	Tiffany & Co.	198,397	19,108
*	Discovery Communications Inc.	503,894	18,785
	Wyndham Worldwide Corp.	228,781	18,591
	Gap Inc.	442,832	18,462
*	CarMax Inc.	397,242	18,452
*	TripAdvisor Inc.	199,464	18,235
	Nordstrom Inc.	256,025	17,504
*	Liberty Media Corp.	371,546	17,459
	Advance Auto Parts Inc.	131,771	17,170
	Best Buy Co. Inc.	503,732	16,920
	Signet Jewelers Ltd.	144,806	16,495
	Royal Caribbean Cruises Ltd.	240,837	16,206
*,^ Sirius XM Holdings Inc.		4,607,299	16,079
	Expedia Inc.	179,309	15,711
	Comcast Corp.	291,952	15,619
	H&R Block Inc.	496,005	15,381
	Tractor Supply Co.	248,932	15,312
*	MGM Resorts International	664,415	15,135
*	IHS Inc. Class A	116,858	14,629
	Foot Locker Inc.	262,078	14,585
*	News Corp. Class A	883,135	14,439
	Safeway Inc.	415,894	14,265
	Staples Inc.	1,163,723	14,081
	Interpublic Group of Cos. Inc.	763,058	13,979
	Family Dollar Stores Inc.	174,860	13,506
*	Hilton Worldwide Holdings Inc.	533,228	13,133
*	Ulta Salon Cosmetics & Fragrance Inc.	110,328	13,037
	PetSmart Inc.	179,136	12,556
	Darden Restaurants Inc.	238,962	12,297
	Gannett Co. Inc.	409,158	12,140
	Scripps Networks Interactive Inc. Class A	146,837	11,467
	Omnicare Inc.	177,985	11,081
	Alaska Air Group Inc.	247,764	10,788

*	Avis Budget Group Inc.	189,633	10,409
	Williams-Sonoma Inc.	152,977	10,184
*	Discovery Communications Inc. Class A	267,115	10,097
*	Spirit Airlines Inc.	131,461	9,089
	FactSet Research Systems Inc.	72,262	8,782
	Dunkin' Brands Group Inc.	191,544	8,585
*	Rite Aid Corp.	1,768,197	8,558
	GameStop Corp. Class A	205,924	8,484
*	Pandora Media Inc.	335,438	8,104
*	Liberty Media Corp. Class A	170,116	8,026
*	Sally Beauty Holdings Inc.	293,063	8,021
	Dun & Bradstreet Corp.	66,489	7,810
	Dick's Sporting Goods Inc.	176,809	7,758
	Service Corp. International	366,102	7,739
	Domino's Pizza Inc.	100,536	7,737
*	Panera Bread Co. Class A	46,875	7,627
	International Game Technology	446,778	7,537
	KAR Auction Services Inc.	253,649	7,262
*	Madison Square Garden Co. Class A	109,415	7,235
*	Yelp Inc. Class A	105,730	7,216
	Lamar Advertising Co. Class A	145,676	7,175
*	AutoNation Inc.	139,250	7,006
*	Urban Outfitters Inc.	186,945	6,861
*	Groupon Inc. Class A	1,024,158	6,841
	Cablevision Systems Corp. Class A	372,166	6,517
	CBS Outdoor Americas Inc.	217,078	6,499
*	Copart Inc.	205,195	6,426
	Cinemark Holdings Inc.	188,038	6,401
	GNC Holdings Inc. Class A	164,450	6,371
*	Live Nation Entertainment Inc.	254,148	6,105
*	AMC Networks Inc. Class A	104,478	6,104
	Aramark	231,732	6,095
*	Norwegian Cruise Line Holdings Ltd.	166,700	6,005
	Brinker International Inc.	117,339	5,960
*	VCA Inc.	147,549	5,803
*	Bally Technologies Inc.	71,100	5,738
	Vail Resorts Inc.	65,468	5,680
^	Burger King Worldwide Inc.	190,939	5,663
	Graham Holdings Co. Class B	7,862	5,500
*,^ SolarCity Corp.		92,103	5,489
*	Starz	162,639	5,380
*	United Natural Foods Inc.	85,193	5,236
*	HomeAway Inc.	144,639	5,135
	Lions Gate Entertainment Corp.	153,153	5,049
	Casey's General Stores Inc.	69,899	5,012
*	JC Penney Co. Inc.	496,958	4,989
	Dillard's Inc. Class A	45,780	4,989
	Jack in the Box Inc.	72,409	4,938
*	Cabela's Inc.	83,520	4,919
*	JetBlue Airways Corp.	454,995	4,832
	Extended Stay America Inc.	203,289	4,826
*	Restoration Hardware Holdings Inc.	60,431	4,807
	Abercrombie & Fitch Co.	131,393	4,775
*	Sprouts Farmers Market Inc.	163,266	4,746
	CST Brands Inc.	129,744	4,664
*	Buffalo Wild Wings Inc.	34,248	4,598
	John Wiley & Sons Inc. Class A	81,035	4,547

DSW Inc. Class A	150,150	4,521
* Office Depot Inc.	872,993	4,487
* Time Inc.	190,790	4,470
Six Flags Entertainment Corp.	129,267	4,445
Cracker Barrel Old Country Store Inc.	43,060	4,443
* Hyatt Hotels Corp. Class A	72,316	4,377
American Eagle Outfitters Inc.	298,690	4,337
* Apollo Education Group Inc.	170,240	4,282
* Murphy USA Inc.	80,449	4,269
Wendy's Co.	497,945	4,113
Big Lots Inc.	95,373	4,106
Sotheby's	112,106	4,004
* Conversant Inc.	115,987	3,973
DeVry Education Group Inc.	92,034	3,940
Men's Wearhouse Inc.	82,672	3,904
Chico's FAS Inc.	262,837	3,882
* Dolby Laboratories Inc. Class A	89,845	3,755
* Houghton Mifflin Harcourt Co.	190,806	3,709
Cheesecake Factory Inc.	80,797	3,676
* Asbury Automotive Group Inc.	55,912	3,602
HSN Inc.	57,660	3,539
* Five Below Inc.	88,513	3,506
Rollins Inc.	118,976	3,484
* Grand Canyon Education Inc.	84,750	3,455
Sinclair Broadcast Group Inc. Class A	130,352	3,401
* SUPERVALU Inc.	377,207	3,372
Hillenbrand Inc.	108,476	3,351
* Life Time Fitness Inc.	66,095	3,334
* DreamWorks Animation SKG Inc. Class A	120,774	3,294
* Shutterfly Inc.	66,196	3,226
Texas Roadhouse Inc. Class A	114,175	3,179
Aaron's Inc.	130,107	3,164
* ANN Inc.	75,712	3,114
* Ascena Retail Group Inc.	233,842	3,110
* Genesco Inc.	41,290	3,086
Chemed Corp.	29,981	3,085
Lithia Motors Inc. Class A	40,402	3,058
Churchill Downs Inc.	31,222	3,044
Choice Hotels International Inc.	58,476	3,041
PriceSmart Inc.	35,326	3,025
Allegiant Travel Co. Class A	24,260	3,000
Penske Automotive Group Inc.	73,783	2,995
* Marriott Vacations Worldwide Corp.	46,474	2,947
Group 1 Automotive Inc.	39,577	2,878
Regal Entertainment Group Class A	144,007	2,863
Meredith Corp.	66,716	2,855
* WebMD Health Corp.	67,114	2,806
Rent-A-Center Inc.	91,704	2,783
AMERCO	10,614	2,780
Bob Evans Farms Inc.	57,908	2,741
New York Times Co. Class A	242,733	2,723
* Lumber Liquidators Holdings Inc.	47,142	2,705
* Bloomin' Brands Inc.	147,242	2,700
Brown Shoe Co. Inc.	99,404	2,697
Monro Muffler Brake Inc.	54,002	2,621
Morningstar Inc.	37,546	2,549
* Fresh Market Inc.	72,192	2,522

*	Pinnacle Entertainment Inc.	98,259	2,465
*	Popeyes Louisiana Kitchen Inc.	59,528	2,411
	Buckle Inc.	52,228	2,371
*	Caesars Acquisition Co. Class A	249,324	2,361
	Guess? Inc.	107,191	2,355
	SeaWorld Entertainment Inc.	121,510	2,337
	Papa John's International Inc.	58,363	2,334
*	Acxiom Corp.	138,989	2,300
*	Beacon Roofing Supply Inc.	89,266	2,274
*	Vitamin Shoppe Inc.	50,717	2,251
	Twenty-First Century Fox Inc.	67,534	2,250
*	Express Inc.	143,707	2,243
*	Belmond Ltd. Class A	190,886	2,226
*	Constant Contact Inc.	81,238	2,205
	Scholastic Corp.	66,419	2,147
*	Krispy Kreme Doughnuts Inc.	124,623	2,139
	Matthews International Corp. Class A	48,554	2,131
	Finish Line Inc. Class A	83,640	2,094
	Nexstar Broadcasting Group Inc. Class A	51,604	2,086
*	BJ's Restaurants Inc.	57,202	2,059
*	Hibbett Sports Inc.	46,883	1,999
	Pier 1 Imports Inc.	166,926	1,985
	DineEquity Inc.	24,085	1,965
*	Rush Enterprises Inc. Class A	57,511	1,924
*	Carmike Cinemas Inc.	61,935	1,919
	Cato Corp. Class A	55,296	1,905
*	Denny's Corp.	265,386	1,866
	Children's Place Inc.	38,863	1,852
	Capella Education Co.	29,013	1,816
*,^ Weight Watchers International Inc.		65,212	1,789
*	Ascent Capital Group Inc. Class A	27,807	1,674
*,^ Sears Holdings Corp.		64,212	1,620
	Core-Mark Holding Co. Inc.	30,514	1,618
*	Boyd Gaming Corp.	158,622	1,612
*	Barnes & Noble Inc.	81,523	1,609
*	Sonic Corp.	71,555	1,600
*	Fiesta Restaurant Group Inc.	31,780	1,579
*	Biglari Holdings Inc.	4,504	1,530
	Regis Corp.	93,866	1,498
*	Bright Horizons Family Solutions Inc.	35,203	1,481
*	Hawaiian Holdings Inc.	107,497	1,446
*	comScore Inc.	39,357	1,433
*	Strayer Education Inc.	23,584	1,412
*,^ Conn's Inc.		46,590	1,410
	Interval Leisure Group Inc.	73,647	1,403
	International Speedway Corp. Class A	44,335	1,403
*	Multimedia Games Holding Co. Inc.	37,563	1,353
	SpartanNash Co.	67,177	1,307
*	Burlington Stores Inc.	32,597	1,299
*	Red Robin Gourmet Burgers Inc.	22,723	1,293
*	Tuesday Morning Corp.	66,171	1,284
*	Francesca's Holdings Corp.	91,799	1,279
	National CineMedia Inc.	85,533	1,241
*	Pantry Inc.	60,815	1,230
*	American Public Education Inc.	45,128	1,218
*	Scientific Games Corp. Class A	110,312	1,188
*	Penn National Gaming Inc.	104,846	1,175

*	Lands' End Inc.	28,389	1,167
	Carriage Services Inc. Class A	64,916	1,125
*	Gray Television Inc.	142,652	1,124
*	Christopher & Banks Corp.	112,521	1,113
	Clear Channel Outdoor Holdings Inc. Class A	164,944	1,112
*,^ Clean Energy Fuels Corp.		137,024	1,069
*	Media General Inc.	81,147	1,064
*	Build-A-Bear Workshop Inc.	78,303	1,024
	Sonic Automotive Inc. Class A	41,616	1,020
	PetMed Express Inc.	73,775	1,003
	AH Belo Corp. Class A	93,630	999
*	Blue Nile Inc.	34,708	991
*	America's Car-Mart Inc.	24,768	981
*	Angie's List Inc.	153,509	978
*	Orbitz Worldwide Inc.	123,459	972
*	Liquidity Services Inc.	68,010	935
*	Pep Boys-Manny Moe & Jack	104,586	932
*,^ Dex Media Inc.		94,552	904
*	FTD Cos. Inc.	26,381	900
*	ServiceMaster Global Holdings Inc.	36,969	895
	Haverty Furniture Cos. Inc.	39,871	869
	Ingles Markets Inc. Class A	36,495	865
*	1-800-Flowers.com Inc. Class A	118,458	852
*,^ Caesars Entertainment Corp.		66,883	841
*	Career Education Corp.	160,577	816
*	La Quinta Holdings Inc.	42,857	814
	MDC Partners Inc. Class A	42,352	813
*	Mattress Firm Holding Corp.	13,351	802
*	Citi Trends Inc.	35,892	793
*	Bankrate Inc.	68,885	783
*	Cumulus Media Inc. Class A	193,354	779
*	XO Group Inc.	69,131	775
	Weis Markets Inc.	19,554	763
*	Chuy's Holdings Inc.	24,188	759
	Fred's Inc. Class A	53,847	754
	New Media Investment Group Inc.	44,975	748
*	Overstock.com Inc.	43,969	741
	SkyWest Inc.	90,867	707
*	Ruby Tuesday Inc.	120,012	707
*	Famous Dave's of America Inc.	25,956	699
*	Republic Airways Holdings Inc.	62,776	697
	Einstein Noah Restaurant Group Inc.	33,968	685
*	Sizmek Inc.	88,164	682
	CSS Industries Inc.	28,060	680
*	Autobytel Inc.	78,728	676
*	Zumiez Inc.	23,621	664
*	Diamond Resorts International Inc.	28,988	660
*	EW Scripps Co. Class A	40,206	656
*	MarineMax Inc.	37,356	629
	Stage Stores Inc.	36,773	629
*	K12 Inc.	38,674	617
*	RetailMeNot Inc.	36,600	591
	Harte-Hanks Inc.	90,721	578
*	Steiner Leisure Ltd.	15,018	565
	Sabre Corp.	31,264	560
	Bon-Ton Stores Inc.	65,872	551
*	zulily Inc. Class A	14,473	548

*	Entercom Communications Corp. Class A	68,038	546
*	Kirkland's Inc.	33,879	546
*	Stamps.com Inc.	17,056	542
*	Isle of Capri Casinos Inc.	71,209	534
	Marcus Corp.	32,726	517
	Collectors Universe Inc.	23,093	508
	Big 5 Sporting Goods Corp.	53,927	505
*	Journal Communications Inc. Class A	59,418	501
	Marchex Inc. Class B	107,295	445
*	Aeropostale Inc.	133,279	438
*	Century Casinos Inc.	84,816	435
*,^ Titan Machinery Inc.		33,280	432
*	Bravo Brio Restaurant Group Inc.	32,592	423
*	Destination XL Group Inc.	88,423	417
	TheStreet Inc.	181,048	406
	Town Sports International Holdings Inc.	60,435	405
	World Wrestling Entertainment Inc. Class A	28,841	397
*	Lee Enterprises Inc.	116,135	393
*	Providence Service Corp.	7,930	384
	Ruth's Hospitality Group Inc.	33,299	368
*	Chefs' Warehouse Inc.	22,280	362
*	Bridgepoint Education Inc.	32,209	359
*	Del Frisco's Restaurant Group Inc.	18,679	358
*	McClatchy Co. Class A	102,847	346
*	Natural Grocers by Vitamin Cottage Inc.	21,003	342
	Courier Corp.	27,577	340
	Stein Mart Inc.	29,159	337
	Shoe Carnival Inc.	18,658	332
*,^ hhgregg Inc.		52,111	329
*	Demand Media Inc.	36,922	327
*	Morgans Hotel Group Co.	39,926	322
*	RealNetworks Inc.	45,580	317
*,^ Pizza Inn Holdings Inc.		39,164	313
	Speedway Motorsports Inc.	18,288	312
*	GrubHub Inc.	9,003	308
	AMC Entertainment Holdings Inc.	13,300	306
	Entravision Communications Corp. Class A	75,157	298
*	Carrols Restaurant Group Inc.	41,511	295
	bebe stores inc	124,638	289
*	ValueVision Media Inc. Class A	54,289	279
	Destination Maternity Corp.	17,667	273
*	Noodles & Co. Class A	14,100	271
*	Gaiam Inc. Class A	35,686	262
*	Pacific Sunwear of California Inc.	144,155	259
*	Cosi Inc.	112,228	253
*	Spark Networks Inc.	53,035	246
*,^ RadioShack Corp.		233,675	231
*,^ Tile Shop Holdings Inc.		24,203	224
*	Monarch Casino & Resort Inc.	18,767	224
	ClubCorp Holdings Inc.	10,600	210
*	Fairway Group Holdings Corp.	53,015	198
*	Tribune Publishing Co.	9,800	198
*	Daily Journal Corp.	1,060	191
*	Care.com Inc.	22,685	185
*	Luby's Inc.	33,656	179
	Frisch's Restaurants Inc.	5,660	160
*	Diversified Restaurant Holdings Inc.	29,030	143

*,^ ITT Educational Services Inc.		32,637	140
*	Reading International Inc. Class A	16,571	139
*	Martha Stewart Living Omnimedia Inc. Class A	37,013	133
*	Books-A-Million Inc.	77,721	132
*	Liberty Tax Inc.	4,055	131
*	Smart & Final Stores Inc.	9,075	131
*	Global Eagle Entertainment Inc.	10,662	120
*	SP Plus Corp.	5,985	113
*	QuinStreet Inc.	27,046	112
*	Speed Commerce Inc.	39,661	109
	Saga Communications Inc. Class A	3,223	108
*	New York & Co. Inc.	34,183	104
*	Ambassadors Group Inc.	27,931	103
*	West Marine Inc.	11,266	101
*	Container Store Group Inc.	4,572	100
*	Michaels Cos. Inc.	5,317	93
*	Cambium Learning Group Inc.	55,883	85
	Ark Restaurants Corp.	3,601	81
	Salem Communications Corp. Class A	10,229	78
*	Empire Resorts Inc.	10,778	72
*	Radio One Inc.	22,730	72
*	Cache Inc.	83,654	70
*	Travelzoo Inc.	4,212	65
	CBS Corp. Class A	1,214	65
*	Ignite Restaurant Group Inc.	10,689	64
*	PDI Inc.	26,259	63
*	SFX Entertainment Inc.	11,587	58
*	Zoe's Kitchen Inc.	1,834	56
*	Red Lion Hotels Corp.	9,601	55
*,^ El Pollo Loco Holdings Inc.		1,512	54
*	Dover Downs Gaming & Entertainment Inc.	52,774	52
	Village Super Market Inc. Class A	2,285	52
*	Sears Hometown and Outlet Stores Inc.	3,353	52
*	Perfumania Holdings Inc.	8,079	51
*,^ You On Demand Holdings Inc.		23,900	50
*	Geeknet Inc.	5,363	50
*	Learning Tree International Inc.	20,728	49
*	Eldorado Resorts Inc.	11,023	47
*	Potbelly Corp.	3,957	46
*	ReachLocal Inc.	11,810	43
*	Everyday Health Inc.	3,048	43
*	Wet Seal Inc. Class A	76,247	40
*	Dover Saddlery Inc.	7,100	36
*	Gordmans Stores Inc.	10,263	35
	Trans World Entertainment Corp.	9,095	33
*	Coupons.com Inc.	2,333	28
*,^ dELiA*s Inc.		97,004	27
*	RCI Hospitality Holdings Inc.	2,364	26
*,^ Corinthian Colleges Inc.		206,972	23
*	Insignia Systems Inc.	7,050	22
	Beasley Broadcasting Group Inc. Class A	3,526	19
*	Emmis Communications Corp. Class A	8,800	19
*,^ Education Management Corp.		16,771	18
	National American University Holdings Inc.	5,908	18
*	Bacterin International Holdings Inc.	3,683	16
	Dover Motorsports Inc.	5,809	13
*	Lakes Entertainment Inc.	1,523	13

* ALCO Stores Inc.	4,376	9
Educational Development Corp.	1,122	5
* DGSE Cos. Inc.	3,814	5
* Gaming Partners International Corp.	609	5
* Radio One Inc. Class A	1,680	5
* Tilly's Inc. Class A	603	5
* Envivio Inc.	700	1
* PCM Inc.	63	1
* Premier Exhibitions Inc.	319	—
* SPAR Group Inc.	29	—
* Universal Travel Group	118	—
		5,077,439
Financials (18.5%)
Wells Fargo & Co.	9,423,317	488,787
* Berkshire Hathaway Inc. Class B	3,226,570	445,718
JPMorgan Chase & Co.	6,789,467	408,997
Bank of America Corp.	18,982,085	323,645
Citigroup Inc.	5,198,880	269,406
Visa Inc. Class A	893,144	190,570
American Express Co.	1,889,160	165,377
American International Group Inc.	2,575,692	139,139
Goldman Sachs Group Inc.	755,595	138,705
US Bancorp	3,252,653	136,058
MasterCard Inc. Class A	1,810,368	133,822
Simon Property Group Inc.	560,827	92,211
Morgan Stanley	2,658,424	91,902
MetLife Inc.	1,624,059	87,244
PNC Financial Services Group Inc.	975,785	83,508
Capital One Financial Corp.	1,013,315	82,707
Bank of New York Mellon Corp.	2,042,683	79,113
Prudential Financial Inc.	826,864	72,714
American Tower Corporation	714,933	66,939
BlackRock Inc.	194,902	63,990
ACE Ltd.	575,753	60,379
Charles Schwab Corp.	1,999,194	58,756
Travelers Cos. Inc.	612,059	57,497
Discover Financial Services	838,134	53,967
State Street Corp.	726,326	53,465
Marsh & McLennan Cos. Inc.	982,549	51,427
Crown Castle International Corp.	602,588	48,526
BB&T Corp.	1,298,546	48,319
Allstate Corp.	782,263	48,007
CME Group Inc.	576,235	46,073
Aon plc	524,367	45,971
Aflac Inc.	776,903	45,255
Public Storage	264,879	43,928
Ameriprise Financial Inc.	337,917	41,692
McGraw Hill Financial Inc.	490,241	41,401
Equity Residential	652,897	40,205
Franklin Resources Inc.	734,746	40,124
Intercontinental Exchange Inc.	204,793	39,945
Chubb Corp.	434,181	39,545
Health Care REIT Inc.	584,878	36,479
SunTrust Banks Inc.	958,472	36,451
Moody's Corp.	384,127	36,300
T. Rowe Price Group Inc.	451,106	35,367
Prologis Inc.	902,534	34,026

AvalonBay Communities Inc.	236,891	33,395
Ventas Inc.	531,389	32,920
HCP Inc.	828,101	32,884
Boston Properties Inc.	276,432	32,000
Invesco Ltd.	779,643	30,780
Vornado Realty Trust	304,832	30,471
Weyerhaeuser Co.	953,354	30,374
Hartford Financial Services Group Inc.	810,206	30,180
Fifth Third Bancorp	1,505,945	30,149
Host Hotels & Resorts Inc.	1,365,703	29,130
Principal Financial Group Inc.	530,515	27,836
Northern Trust Corp.	404,759	27,536
M&T Bank Corp.	214,387	26,432
Lincoln National Corp.	475,122	25,457
Regions Financial Corp.	2,488,404	24,984
General Growth Properties Inc.	1,037,040	24,422
Progressive Corp.	960,876	24,291
Loews Corp.	557,845	23,240
KeyCorp	1,592,371	21,226
Essex Property Trust Inc.	114,493	20,466
* Affiliated Managers Group Inc.	100,245	20,085
American Realty Capital Properties Inc.	1,638,958	19,766
Annaly Capital Management Inc.	1,710,502	18,268
SL Green Realty Corp.	172,567	17,484
Equifax Inc.	220,108	16,451
^ Realty Income Corp.	401,797	16,389
Comerica Inc.	327,636	16,336
XL Group plc Class A	489,324	16,231
Macerich Co.	254,072	16,217
Unum Group	462,671	15,907
Western Union Co.	971,383	15,581
CIT Group Inc.	337,323	15,503
Kimco Realty Corp.	704,861	15,444
Digital Realty Trust Inc.	244,636	15,260
* Markel Corp.	23,979	15,254
* CBRE Group Inc. Class A	509,609	15,156
* Ally Financial Inc.	649,553	15,031
TD Ameritrade Holding Corp.	447,512	14,933
Huntington Bancshares Inc.	1,491,376	14,511
Federal Realty Investment Trust	122,181	14,474
American Capital Agency Corp.	636,765	13,531
Navient Corp.	760,888	13,475
Cincinnati Financial Corp.	280,696	13,207
FNF Group	474,796	13,171
Arthur J Gallagher & Co.	286,779	13,008
* Arch Capital Group Ltd.	231,600	12,673
* Berkshire Hathaway Inc. Class A	61	12,621
Plum Creek Timber Co. Inc.	319,806	12,476
Torchmark Corp.	236,764	12,399
UDR Inc.	454,330	12,380
Raymond James Financial Inc.	229,530	12,298
New York Community Bancorp Inc.	759,078	12,047
First Republic Bank	243,325	12,015
Willis Group Holdings plc	289,963	12,004
Lazard Ltd. Class A	232,465	11,786
* E*TRADE Financial Corp.	521,188	11,774
* Alleghany Corp.	28,149	11,771

* Genworth Financial Inc. Class A	896,431	11,743
Voya Financial Inc.	289,715	11,328
Zions Bancorporation	366,047	10,637
Duke Realty Corp.	614,262	10,553
WP Carey Inc.	161,523	10,300
Extra Space Storage Inc.	199,042	10,265
* SVB Financial Group	91,539	10,261
Jones Lang LaSalle Inc.	80,882	10,219
Camden Property Trust	146,922	10,069
Everest Re Group Ltd.	61,637	9,986
Reinsurance Group of America Inc. Class A	124,560	9,981
SEI Investments Co.	274,637	9,931
Protective Life Corp.	143,011	9,926
* MSCI Inc. Class A	210,728	9,908
* Realogy Holdings Corp.	264,283	9,831
* Signature Bank	86,358	9,677
Legg Mason Inc.	189,154	9,677
Alexandria Real Estate Equities Inc.	129,593	9,557
PartnerRe Ltd.	86,535	9,509
DDR Corp.	552,017	9,235
* Howard Hughes Corp.	61,000	9,150
NASDAQ OMX Group Inc.	215,521	9,142
Regency Centers Corp.	166,851	8,982
Kilroy Realty Corp.	150,077	8,921
Mid-America Apartment Communities Inc.	135,768	8,913
Liberty Property Trust	267,336	8,892
WR Berkley Corp.	185,097	8,848
Starwood Property Trust Inc.	401,687	8,821
East West Bancorp Inc.	259,227	8,814
HCC Insurance Holdings Inc.	180,541	8,718
Apartment Investment & Management Co. Class A	264,183	8,406
Hudson City Bancorp Inc.	860,068	8,360
CBOE Holdings Inc.	156,090	8,355
Assurant Inc.	129,088	8,300
Axis Capital Holdings Ltd.	175,070	8,286
People's United Financial Inc.	561,479	8,125
Taubman Centers Inc.	108,665	7,933
Omega Healthcare Investors Inc.	229,559	7,849
Cullen/Frost Bankers Inc.	102,083	7,810
National Retail Properties Inc.	225,582	7,798
Eaton Vance Corp.	206,324	7,785
Senior Housing Properties Trust	368,313	7,705
Waddell & Reed Financial Inc. Class A	145,958	7,545
Spirit Realty Capital Inc.	683,564	7,499
Hospitality Properties Trust	270,808	7,271
Corrections Corp. of America	210,483	7,232
PacWest Bancorp	175,236	7,225
Brown & Brown Inc.	223,113	7,173
NorthStar Realty Finance Corp.	404,758	7,152
Rayonier Inc.	228,770	7,124
BioMed Realty Trust Inc.	351,965	7,110
LPL Financial Holdings Inc.	154,316	7,106
American Financial Group Inc.	121,147	7,013
RenaissanceRe Holdings Ltd.	69,514	6,951
American Campus Communities Inc.	189,652	6,913
Prosperity Bancshares Inc.	119,903	6,855
Assured Guaranty Ltd.	305,694	6,774

RLJ Lodging Trust	237,406	6,759
CNO Financial Group Inc.	391,596	6,641
Commerce Bancshares Inc.	147,307	6,577
Investors Bancorp Inc.	646,458	6,549
SLM Corp.	763,319	6,534
Umpqua Holdings Corp.	392,598	6,466
LaSalle Hotel Properties	187,886	6,433
City National Corp.	84,630	6,404
Two Harbors Investment Corp.	662,104	6,403
Douglas Emmett Inc.	247,556	6,355
Highwoods Properties Inc.	163,163	6,347
Allied World Assurance Co. Holdings AG	170,619	6,286
Weingarten Realty Investors	199,070	6,271
Retail Properties of America Inc.	428,372	6,267
* NorthStar Asset Management Group Inc.	339,951	6,262
Validus Holdings Ltd.	156,063	6,108
Equity Lifestyle Properties Inc.	143,902	6,096
* Forest City Enterprises Inc. Class A	311,629	6,095
* Zillow Inc. Class A	52,297	6,066
Old Republic International Corp.	424,481	6,062
American Homes 4 Rent Class A	358,226	6,050
Home Properties Inc.	103,496	6,028
* Equity Commonwealth	232,987	5,990
Chimera Investment Corp.	1,856,177	5,643
Synovus Financial Corp.	238,599	5,640
* Synchrony Financial	225,530	5,537
* Popular Inc.	186,137	5,479
* Ocwen Financial Corp.	207,272	5,426
Tanger Factory Outlet Centers Inc.	164,986	5,398
Columbia Property Trust Inc.	225,742	5,388
First Niagara Financial Group Inc.	641,920	5,347
BankUnited Inc.	174,757	5,328
* Stifel Financial Corp.	112,868	5,292
First Horizon National Corp.	429,334	5,272
FirstMerit Corp.	299,433	5,270
CBL & Associates Properties Inc.	292,514	5,236
EPR Properties	102,239	5,181
MFA Financial Inc.	664,774	5,172
Sunstone Hotel Investors Inc.	370,382	5,119
Associated Banc-Corp	290,655	5,063
Post Properties Inc.	98,570	5,061
Aspen Insurance Holdings Ltd.	118,231	5,057
Federated Investors Inc. Class B	171,020	5,021
Gaming and Leisure Properties Inc.	162,347	5,017
Geo Group Inc.	131,221	5,015
Healthcare Trust of America Inc. Class A	431,294	5,003
StanCorp Financial Group Inc.	79,062	4,995
First American Financial Corp.	184,072	4,992
* Strategic Hotels & Resorts Inc.	423,555	4,934
Piedmont Office Realty Trust Inc. Class A	279,010	4,922
Radian Group Inc.	344,739	4,916
Washington Prime Group Inc.	281,128	4,914
Hanover Insurance Group Inc.	79,831	4,903
White Mountains Insurance Group Ltd.	7,636	4,811
Primerica Inc.	99,446	4,795
* MGIC Investment Corp.	612,038	4,780
Webster Financial Corp.	163,547	4,766

Hancock Holding Co.	147,837	4,738
* Portfolio Recovery Associates Inc.	90,564	4,730
ProAssurance Corp.	106,644	4,700
* Liberty Ventures Class A	121,863	4,626
CubeSmart	254,393	4,574
Bank of Hawaii Corp.	80,410	4,568
DCT Industrial Trust Inc.	601,242	4,515
Cousins Properties Inc.	377,405	4,510
* Texas Capital Bancshares Inc.	78,011	4,500
Pebblebrook Hotel Trust	120,424	4,497
DiamondRock Hospitality Co.	354,371	4,493
Brandywine Realty Trust	319,129	4,490
Sovran Self Storage Inc.	60,078	4,467
Colony Financial Inc.	197,625	4,423
Endurance Specialty Holdings Ltd.	76,957	4,246
TCF Financial Corp.	271,395	4,215
Healthcare Realty Trust Inc.	175,758	4,162
* Liberty TripAdvisor Holdings Inc. Class A	121,863	4,131
American National Insurance Co.	36,411	4,093
Sun Communities Inc.	80,760	4,078
Corporate Office Properties Trust	158,371	4,073
UMB Financial Corp.	74,085	4,041
MarketAxess Holdings Inc.	65,043	4,024
Janus Capital Group Inc.	275,943	4,012
PrivateBancorp Inc.	133,991	4,008
Brixmor Property Group Inc.	177,516	3,952
Symetra Financial Corp.	167,473	3,907
Bank of the Ozarks Inc.	122,428	3,859
Fulton Financial Corp.	346,222	3,836
Wintrust Financial Corp.	84,345	3,768
Washington Federal Inc.	184,928	3,765
FNB Corp.	313,429	3,758
MB Financial Inc.	133,959	3,708
^ Ryman Hospitality Properties Inc.	78,288	3,703
* Harbinger Group Inc.	281,700	3,696
* Kite Realty Group Trust	150,697	3,653
Medical Properties Trust Inc.	297,061	3,642
Iberiabank Corp.	57,212	3,576
Glimcher Realty Trust	261,688	3,543
Invesco Mortgage Capital Inc.	223,000	3,506
United Bankshares Inc.	112,787	3,489
Susquehanna Bancshares Inc.	338,894	3,389
Santander Consumer USA Holdings Inc.	189,626	3,377
Valley National Bancorp	345,656	3,349
Newcastle Investment Corp.	263,566	3,342
Glacier Bancorp Inc.	128,091	3,312
EastGroup Properties Inc.	54,225	3,285
^ Lexington Realty Trust	335,183	3,281
* Western Alliance Bancorp	135,381	3,236
Chambers Street Properties	428,273	3,225
Cathay General Bancorp	129,786	3,223
DuPont Fabros Technology Inc.	119,109	3,221
First Industrial Realty Trust Inc.	190,047	3,214
American Realty Capital Healthcare Trust Inc.	306,400	3,211
Financial Engines Inc.	93,500	3,199
Erie Indemnity Co. Class A	41,875	3,175
Home Loan Servicing Solutions Ltd.	149,792	3,174

BancorpSouth Inc.	156,446	3,151
Hatteras Financial Corp.	175,252	3,148
EverBank Financial Corp.	178,102	3,145
CYS Investments Inc.	380,014	3,131
* Trulia Inc.	63,754	3,118
Argo Group International Holdings Ltd.	61,804	3,109
Community Bank System Inc.	92,300	3,100
Kennedy-Wilson Holdings Inc.	128,234	3,072
Washington REIT	121,006	3,071
First Financial Bankshares Inc.	109,908	3,054
RLI Corp.	70,000	3,030
New York REIT Inc.	293,600	3,018
Alexander & Baldwin Inc.	83,777	3,013
Home BancShares Inc.	101,944	2,998
Acadia Realty Trust	107,829	2,974
ARMOUR Residential REIT Inc.	771,382	2,970
Potlatch Corp.	73,674	2,962
American Equity Investment Life Holding Co.	128,701	2,945
Columbia Banking System Inc.	118,614	2,943
Platinum Underwriters Holdings Ltd.	48,319	2,941
NRG Yield Inc. Class A	62,248	2,929
National Health Investors Inc.	50,972	2,913
Pinnacle Financial Partners Inc.	80,576	2,909
Montpelier Re Holdings Ltd.	93,329	2,902
Capitol Federal Financial Inc.	244,924	2,895
* Altisource Portfolio Solutions SA	28,541	2,877
Virtus Investment Partners Inc.	16,462	2,859
Chesapeake Lodging Trust	97,433	2,840
First Midwest Bancorp Inc.	175,756	2,828
New Residential Investment Corp.	484,489	2,825
American Assets Trust Inc.	84,867	2,798
CVB Financial Corp.	194,256	2,788
* First Cash Financial Services Inc.	49,551	2,774
Artisan Partners Asset Management Inc. Class A	53,258	2,772
BBCN Bancorp Inc.	189,332	2,762
Mack-Cali Realty Corp.	144,235	2,756
Government Properties Income Trust	122,827	2,691
FelCor Lodging Trust Inc.	285,685	2,674
International Bancshares Corp.	108,204	2,669
Evercore Partners Inc. Class A	56,621	2,661
Trustmark Corp.	115,350	2,657
Capstead Mortgage Corp.	217,029	2,656
Northwest Bancshares Inc.	218,170	2,640
Astoria Financial Corp.	212,391	2,632
South State Corp.	46,503	2,600
PS Business Parks Inc.	33,951	2,585
Kemper Corp.	75,409	2,575
PennyMac Mortgage Investment Trust	120,154	2,575
Equity One Inc.	117,878	2,550
Westamerica Bancorporation	54,726	2,546
Mercury General Corp.	51,506	2,514
Old National Bancorp	193,414	2,509
Associated Estates Realty Corp.	142,862	2,502
* Hilltop Holdings Inc.	124,617	2,499
* Encore Capital Group Inc.	55,798	2,472
Redwood Trust Inc.	148,972	2,470
^ AmTrust Financial Services Inc.	61,497	2,449

Boston Private Financial Holdings Inc.	196,669	2,437
BOK Financial Corp.	36,594	2,433
* MBIA Inc.	264,466	2,428
* St. Joe Co.	121,742	2,426
Education Realty Trust Inc.	230,827	2,373
Altisource Residential Corp.	97,352	2,336
First Citizens BancShares Inc. Class A	10,617	2,300
BGC Partners Inc. Class A	305,449	2,269
* FNFV Group	163,095	2,244
Ashford Hospitality Trust Inc.	219,165	2,240
Selective Insurance Group Inc.	100,379	2,222
LTC Properties Inc.	59,941	2,211
Greenhill & Co. Inc.	47,357	2,202
* Blackhawk Network Holdings Inc. Class B	67,946	2,195
Pennsylvania REIT	109,431	2,182
Cash America International Inc.	49,798	2,181
First Financial Bancorp	137,393	2,175
* BofI Holding Inc.	29,614	2,153
NBT Bancorp Inc.	95,567	2,152
Independent Bank Corp.	60,122	2,148
First Commonwealth Financial Corp.	255,965	2,148
* WisdomTree Investments Inc.	187,312	2,132
First Merchants Corp.	105,005	2,122
Banner Corp.	53,842	2,071
Franklin Street Properties Corp.	183,678	2,061
AMERISAFE Inc.	51,912	2,030
* Altisource Asset Management Corp.	2,986	2,016
Parkway Properties Inc.	105,821	1,987
* Enstar Group Ltd.	14,523	1,980
Apollo Commercial Real Estate Finance Inc.	125,946	1,979
Chemical Financial Corp.	73,282	1,971
American Capital Mortgage Investment Corp.	102,875	1,936
Provident Financial Services Inc.	117,490	1,923
Interactive Brokers Group Inc.	76,417	1,907
* Eagle Bancorp Inc.	59,766	1,902
National Penn Bancshares Inc.	195,659	1,900
City Holding Co.	45,045	1,898
HFF Inc. Class A	65,413	1,894
TFS Financial Corp.	131,394	1,882
Blackstone Mortgage Trust Inc. Class A	68,651	1,860
Hanmi Financial Corp.	92,221	1,859
* Capital Bank Financial Corp.	77,766	1,857
OFG Bancorp	123,568	1,851
Park National Corp.	24,483	1,847
Starwood Waypoint Residential Trust	70,237	1,827
Anworth Mortgage Asset Corp.	379,014	1,815
Hudson Pacific Properties Inc.	72,727	1,793
* iStar Financial Inc.	132,687	1,791
* Credit Acceptance Corp.	14,121	1,780
National Bank Holdings Corp. Class A	92,635	1,771
CoreSite Realty Corp.	52,444	1,724
Ameris Bancorp	77,113	1,693
Renasant Corp.	62,292	1,685
Retail Opportunity Investments Corp.	114,305	1,680
Cardinal Financial Corp.	98,397	1,680
Berkshire Hills Bancorp Inc.	70,824	1,664
Horace Mann Educators Corp.	58,185	1,659

	Apollo Residential Mortgage Inc.	106,714	1,647
	Brookline Bancorp Inc.	191,447	1,637
	Central Pacific Financial Corp.	91,156	1,634
*	First BanCorp	343,250	1,630
	ViewPoint Financial Group Inc.	67,946	1,627
	Empire State Realty Trust Inc.	106,363	1,598
	Flushing Financial Corp.	85,028	1,553
	Alexander's Inc.	4,104	1,535
*	Move Inc.	73,106	1,532
	Hersha Hospitality Trust Class A	239,619	1,526
	Nelnet Inc. Class A	34,833	1,501
	Ramco-Gershenson Properties Trust	91,616	1,489
	Community Trust Bancorp Inc.	43,947	1,478
	FBL Financial Group Inc. Class A	32,789	1,466
	CoBiz Financial Inc.	130,809	1,462
	S&T Bancorp Inc.	62,099	1,457
	BancFirst Corp.	23,237	1,454
	Lakeland Financial Corp.	38,727	1,452
*	World Acceptance Corp.	21,462	1,449
*	Greenlight Capital Re Ltd. Class A	44,378	1,438
	Sabra Health Care REIT Inc.	58,210	1,416
*	Ambac Financial Group Inc.	63,980	1,414
	Cedar Realty Trust Inc.	239,190	1,411
	First Busey Corp.	253,194	1,410
	Oritani Financial Corp.	99,287	1,399
*	American Residential Properties Inc.	75,075	1,377
	Inland Real Estate Corp.	138,114	1,369
*	Beneficial Mutual Bancorp Inc.	106,906	1,366
*,^ Walter Investment Management Corp.		62,020	1,361
	Employers Holdings Inc.	70,688	1,361
	Cohen & Steers Inc.	35,214	1,354
	Arlington Asset Investment Corp. Class A	53,188	1,352
	Agree Realty Corp.	49,273	1,349
	Saul Centers Inc.	28,664	1,340
	STAG Industrial Inc.	64,215	1,330
	Dime Community Bancshares Inc.	92,272	1,329
*	Flagstar Bancorp Inc.	77,221	1,300
	Gramercy Property Trust Inc.	223,540	1,288
	FXCM Inc. Class A	80,322	1,273
*	Piper Jaffray Cos.	24,307	1,270
	Union Bankshares Corp.	54,010	1,248
*	eHealth Inc.	51,413	1,241
	CyrusOne Inc.	51,455	1,237
*	Forestar Group Inc.	69,721	1,235
*	Springleaf Holdings Inc.	38,594	1,232
	Northfield Bancorp Inc.	89,857	1,224
	Bank of Marin Bancorp	26,543	1,218
	Ares Commercial Real Estate Corp.	103,424	1,209
	Bryn Mawr Bank Corp.	41,917	1,188
	Sterling Bancorp	92,246	1,180
	Heartland Financial USA Inc.	49,142	1,174
	Bank Mutual Corp.	180,415	1,156
	Chatham Lodging Trust	49,735	1,148
	1st Source Corp.	39,949	1,138
*	Bridge Capital Holdings	48,521	1,103
	Federal Agricultural Mortgage Corp.	33,963	1,092
	WesBanco Inc.	35,587	1,089

*	Cowen Group Inc. Class A	288,297	1,081
*	Navigators Group Inc.	17,475	1,075
	Arrow Financial Corp.	42,837	1,074
	Select Income REIT	44,271	1,065
	Infinity Property & Casualty Corp.	16,479	1,055
	RCS Capital Corp. Class A	46,753	1,053
^	Southside Bancshares Inc.	31,394	1,044
	Summit Hotel Properties Inc.	95,125	1,025
*,^ Nationstar Mortgage Holdings Inc.		29,644	1,015
	Dynex Capital Inc.	123,063	994
	Sandy Spring Bancorp Inc.	42,745	978
	Calamos Asset Management Inc. Class A	86,251	972
	Great Southern Bancorp Inc.	31,875	967
	AmREIT Inc.	41,499	953
	Banc of California Inc.	81,257	945
	WSFS Financial Corp.	13,103	938
	Arbor Realty Trust Inc.	135,923	916
	Diamond Hill Investment Group Inc.	7,410	912
*	Green Dot Corp. Class A	43,097	911
	Campus Crest Communities Inc.	141,900	908
*	Investment Technology Group Inc.	57,531	907
	Camden National Corp.	25,728	900
	Investors Real Estate Trust	116,791	899
	BankFinancial Corp.	86,591	899
	GAMCO Investors Inc.	12,300	870
	Safety Insurance Group Inc.	15,898	857
	First Potomac Realty Trust	72,629	853
	First Interstate BancSystem Inc.	31,551	838
	American National Bankshares Inc.	36,700	835
*	BBX Capital Corp.	47,388	826
*	Customers Bancorp Inc.	45,647	820
	Ames National Corp.	36,468	815
*	AV Homes Inc.	55,558	814
	Consolidated-Tomoka Land Co.	16,544	812
*	Ladenburg Thalmann Financial Services Inc.	190,788	809
	Simmons First National Corp. Class A	20,854	803
	Aviv REIT Inc.	30,083	793
	TrustCo Bank Corp. NY	122,980	792
	Winthrop Realty Trust	52,243	787
	Hudson Valley Holding Corp.	42,767	776
	Bridge Bancorp Inc.	32,686	773
*	Ezcorp Inc. Class A	77,156	765
*	KCG Holdings Inc. Class A	75,311	763
	United Community Banks Inc.	46,159	760
	GFI Group Inc.	139,677	756
*,^ FBR & Co.		27,175	748
	Centerstate Banks Inc.	71,681	742
	Excel Trust Inc.	62,639	737
*	PICO Holdings Inc.	36,798	734
	Rouse Properties Inc.	44,464	719
*	Synergy Resources Corp.	56,790	692
	Getty Realty Corp.	40,507	689
	Talmer Bancorp Inc. Class A	48,450	670
	Stewart Information Services Corp.	22,415	658
	Ashford Hospitality Prime Inc.	42,953	654
	Lakeland Bancorp Inc.	66,514	649
*	Citizens Inc. Class A	100,325	648

Donegal Group Inc. Class A	40,983	630
United Fire Group Inc.	22,645	629
* Global Indemnity plc	24,497	618
Maiden Holdings Ltd.	54,199	601
Resource Capital Corp.	117,277	571
Republic Bancorp Inc. Class A	23,530	557
Enterprise Financial Services Corp.	33,094	553
National Western Life Insurance Co. Class A	2,162	534
Bar Harbor Bankshares	18,295	529
ESSA Bancorp Inc.	45,915	519
ConnectOne Bancorp Inc.	27,213	518
Marlin Business Services Corp.	27,618	506
Sierra Bancorp	29,982	503
Baldwin & Lyons Inc.	20,233	500
* Phoenix Cos. Inc.	8,869	497
State Bank Financial Corp.	30,291	492
First Defiance Financial Corp.	18,194	491
Wilshire Bancorp Inc.	52,866	488
New York Mortgage Trust Inc.	67,156	486
First Community Bancshares Inc.	33,128	473
Century Bancorp Inc. Class A	13,512	468
* Marcus & Millichap Inc.	15,323	464
RAIT Financial Trust	61,292	455
Silver Bay Realty Trust Corp.	27,799	451
* TESARO Inc.	16,673	449
* INTL. FCStone Inc.	25,689	445
Bank of Kentucky Financial Corp.	9,599	444
United Financial Bancorp Inc.	34,917	443
Access National Corp.	27,097	440
* CareTrust REIT Inc.	30,274	433
* Xoom Corp.	19,112	420
CIFC Corp.	46,041	417
Universal Health Realty Income Trust	9,936	414
Preferred Apartment Communities Inc. Class A	49,542	412
AG Mortgage Investment Trust Inc.	22,915	408
United Insurance Holdings Corp.	27,184	408
Capital City Bank Group Inc.	29,913	405
National General Holdings Corp.	23,931	404
Armada Hoffler Properties Inc.	44,069	400
* NewStar Financial Inc.	35,129	395
Physicians Realty Trust	28,663	393
Federated National Holding Co.	13,650	383
Tompkins Financial Corp.	8,600	379
* Meridian Bancorp Inc.	34,270	362
* NMI Holdings Inc. Class A	40,969	354
Reis Inc.	14,871	351
* Essent Group Ltd.	16,142	346
Urstadt Biddle Properties Inc. Class A	17,024	346
ServisFirst Bancshares Inc.	11,800	340
* Safeguard Scientifics Inc.	18,349	338
Stock Yards Bancorp Inc.	10,916	329
* Walker & Dunlop Inc.	24,167	321
* Tejon Ranch Co.	11,025	309
* Atlas Financial Holdings Inc.	22,030	305
Athens Bancshares Corp.	13,574	297
Terreno Realty Corp.	15,696	296
* Ladder Capital Corp. Class A	15,493	293

	Rexford Industrial Realty Inc.	21,000	291
	Gain Capital Holdings Inc.	45,426	289
	Meadowbrook Insurance Group Inc.	48,974	287
	EMC Insurance Group Inc.	9,875	285
	Western Asset Mortgage Capital Corp.	19,065	282
	Charter Financial Corp.	26,149	280
	First of Long Island Corp.	8,073	278
	Washington Trust Bancorp Inc.	8,239	272
	Cape Bancorp Inc.	28,532	269
*	First NBC Bank Holding Co.	8,134	266
*	BSB Bancorp Inc.	13,915	256
*	Bancorp Inc.	29,812	256
	Resource America Inc. Class A	27,332	254
	HCI Group Inc.	6,885	248
	Trico Bancshares	10,868	246
*	Consumer Portfolio Services Inc.	37,574	241
	US Global Investors Inc. Class A	65,597	233
	OneBeacon Insurance Group Ltd. Class A	14,838	229
	Towne Bank	16,823	228
	First Bancorp	13,957	224
	Investors Title Co.	2,985	219
	State Auto Financial Corp.	10,650	218
	Clifton Bancorp Inc.	17,299	218
	National Interstate Corp.	7,804	218
	Citizens & Northern Corp.	11,342	216
	Ellington Residential Mortgage REIT	13,273	215
*	MoneyGram International Inc.	17,060	214
	Gladstone Commercial Corp.	12,205	207
	German American Bancorp Inc.	8,031	207
*,^ Doral Financial Corp.		30,627	203
	Guaranty Bancorp	14,954	202
	Ameriana Bancorp	13,383	198
	First Financial Corp.	6,244	193
*	Asta Funding Inc.	23,459	193
	RE/MAX Holdings Inc.	6,421	191
	Financial Institutions Inc.	8,111	182
*	Tree.com Inc.	4,965	178
	Pzena Investment Management Inc. Class A	18,534	177
*	First Acceptance Corp.	71,063	177
*	SWS Group Inc.	25,490	176
	Westfield Financial Inc.	24,792	175
	HomeStreet Inc.	10,014	171
	OceanFirst Financial Corp.	10,533	168
	Oppenheimer Holdings Inc. Class A	8,231	167
	Waterstone Financial Inc.	14,361	166
	United Development Funding IV	7,989	158
*	Yadkin Financial Corp.	8,624	157
*	Metro Bancorp Inc.	6,247	151
	MainSource Financial Group Inc.	8,753	151
	Merchants Bancshares Inc.	5,356	151
	Univest Corp. of Pennsylvania	7,968	149
	Monmouth Real Estate Investment Corp.	14,151	143
	First Financial Northwest Inc.	13,902	142
	Life Partners Holdings Inc.	67,821	136
	One Liberty Properties Inc.	6,240	126
	Five Oaks Investment Corp.	11,883	125
	C&F Financial Corp.	3,728	124

Universal Insurance Holdings Inc.	9,466	122
UMH Properties Inc.	12,666	120
ESB Financial Corp.	10,217	119
Bank of Commerce Holdings	18,855	116
CNB Financial Corp.	7,319	115
Intersections Inc.	29,386	113
Suffolk Bancorp	5,655	110
* Republic First Bancorp Inc.	27,568	107
* Eastern Virginia Bankshares Inc.	16,807	105
* Hallmark Financial Services Inc.	9,970	103
JMP Group Inc.	15,841	99
Simplicity Bancorp Inc.	5,900	99
* Health Insurance Innovations Inc. Class A	9,031	97
Mercantile Bank Corp.	5,064	96
Peoples Bancorp Inc.	4,038	96
Meta Financial Group Inc.	2,669	94
OmniAmerican Bancorp Inc.	3,600	94
Independent Bank Group Inc.	1,907	90
* Old Second Bancorp Inc.	18,140	87
Westwood Holdings Group Inc.	1,506	85
JAVELIN Mortgage Investment Corp.	7,019	84
West Bancorporation Inc.	5,505	78
Institutional Financial Markets Inc.	39,632	77
* Fortegra Financial Corp.	7,800	77
Southwest Bancorp Inc.	4,643	76
Heritage Financial Corp.	4,646	74
* Maui Land & Pineapple Co. Inc.	12,826	73
* NewBridge Bancorp	8,868	67
Kansas City Life Insurance Co.	1,487	66
* Square 1 Financial Inc. Class A	3,057	59
Pulaski Financial Corp.	4,915	57
* HealthEquity Inc.	3,037	56
* Jacksonville Bancorp Inc.	5,100	55
Alliance Bancorp Inc. of Pennsylvania	3,459	55
Atlantic American Corp.	13,632	54
Provident Financial Holdings Inc.	3,696	54
Manning & Napier Inc.	3,200	54
First Marblehead Corp.	17,694	50
* Atlanticus Holdings Corp.	26,603	50
* Shore Bancshares Inc.	5,538	50
* North Valley Bancorp	2,168	47
Heritage Commerce Corp.	5,677	47
Macatawa Bank Corp.	9,663	46
* Hampton Roads Bankshares Inc.	29,753	46
Peapack Gladstone Financial Corp.	2,544	45
Park Sterling Corp.	6,702	44
* ASB Bancorp Inc.	2,200	44
National Bankshares Inc.	1,549	43
United Community Financial Corp.	8,716	41
* CommunityOne Bancorp	4,334	38
* Farmers Capital Bank Corp.	1,626	37
California First National Bancorp	2,366	35
Northrim BanCorp Inc.	1,190	31
First Internet Bancorp	1,900	31
Community West Bancshares	5,000	30
Territorial Bancorp Inc.	1,380	28
Guaranty Federal Bancshares Inc.	2,281	28

HopFed Bancorp Inc.	2,411	28
Independence Holding Co.	2,059	27
Monarch Financial Holdings Inc.	2,100	26
Citizens Community Bancorp Inc.	2,945	26
* American Realty Investors Inc.	4,786	26
* Regional Management Corp.	1,415	25
Federal Agricultural Mortgage Corp. Class A	1,021	25
Pacific Continental Corp.	1,900	24
1st United Bancorp Inc.	2,856	24
* QC Holdings Inc.	12,815	24
Northeast Bancorp	2,506	23
* Pacific Mercantile Bancorp	3,311	23
* Bear State Financial Inc.	2,417	22
* Preferred Bank	950	21
* Sun Bancorp Inc.	1,058	19
* Carolina Bank Holdings Inc.	1,902	19
MicroFinancial Inc.	2,338	19
Wheeler REIT Inc.	3,900	18
Penns Woods Bancorp Inc.	414	17
* HomeTrust Bancshares Inc.	1,176	17
First Bancorp Inc.	902	15
* Internet Patents Corp.	4,802	15
* Performant Financial Corp.	1,820	15
* Kearny Financial Corp.	1,053	14
Seacoast Banking Corp. of Florida	1,163	13
MutualFirst Financial Inc.	544	12
Independent Bank Corp.	1,015	12
Cheviot Financial Corp.	912	12
Middleburg Financial Corp.	611	11
* Riverview Bancorp Inc.	2,700	11
MidSouth Bancorp Inc.	520	10
* American River Bankshares	1,038	9
* Home Bancorp Inc.	343	8
* World Energy Solutions Inc.	1,579	8
Fidelity Southern Corp.	549	8
* Royal Bancshares of Pennsylvania Inc.	3,688	6
WVS Financial Corp.	511	6
Fox Chase Bancorp Inc.	337	5
IF Bancorp Inc.	300	5
Premier Financial Bancorp Inc.	340	5
Intervest Bancshares Corp. Class A	363	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,629	3
Horizon Bancorp	115	3
United Community Bancorp	200	2
Sotherly Hotels Inc.	300	2
MidWestOne Financial Group Inc.	100	2
Hingham Institution for Savings	27	2
* SP Bancorp Inc.	55	2
Bank of South Carolina Corp.	100	1
* Orrstown Financial Services Inc.	53	1
BNC Bancorp	43	1
SI Financial Group Inc.	31	—
Eagle Bancorp Montana Inc.	30	—
Salisbury Bancorp Inc.	11	—
Old Line Bancshares Inc.	17	—
Heritage Financial Group Inc.	9	—
* Transcontinental Realty Investors Inc.	12	—

Vestin Realty Mortgage II Inc.	22	—
Kingstone Cos. Inc.	9	—
* Valley National Bancorp Warrants Exp. 6/30/2015	240	—
* Porter Bancorp Inc.	25	—
		7,217,700
Health Care (12.7%)
Johnson & Johnson	5,091,179	542,669
Pfizer Inc.	11,445,920	338,456
Merck & Co. Inc.	5,207,102	308,677
* Gilead Sciences Inc.	2,728,785	290,479
Amgen Inc.	1,371,213	192,601
AbbVie Inc.	2,730,858	157,734
Bristol-Myers Squibb Co.	2,992,680	153,165
UnitedHealth Group Inc.	1,753,911	151,275
* Biogen Idec Inc.	426,374	141,049
* Celgene Corp.	1,443,134	136,780
Eli Lilly & Co.	1,815,169	117,714
* Actavis plc	477,015	115,094
Abbott Laboratories	2,714,387	112,891
Medtronic Inc.	1,798,290	111,404
Allergan Inc.	555,325	98,953
* Express Scripts Holding Co.	1,345,614	95,041
Thermo Fisher Scientific Inc.	720,770	87,718
Baxter International Inc.	977,540	70,158
Covidien plc	774,769	67,025
WellPoint Inc.	495,115	59,226
* Alexion Pharmaceuticals Inc.	357,064	59,208
Aetna Inc.	642,434	52,037
* Regeneron Pharmaceuticals Inc.	134,120	48,353
* Vertex Pharmaceuticals Inc.	429,551	48,243
Stryker Corp.	546,720	44,148
Cigna Corp.	476,243	43,190
* HCA Holdings Inc.	585,158	41,265
* Illumina Inc.	251,695	41,258
Becton Dickinson and Co.	347,974	39,603
Humana Inc.	278,805	36,326
Perrigo Co. plc	229,497	34,468
Zoetis Inc.	904,717	33,429
St. Jude Medical Inc.	513,902	30,901
* Mylan Inc.	675,165	30,713
Zimmer Holdings Inc.	304,802	30,648
* Intuitive Surgical Inc.	64,893	29,969
* Boston Scientific Corp.	2,392,673	28,257
* DaVita HealthCare Partners Inc.	368,301	26,938
* Edwards Lifesciences Corp.	191,415	19,553
CR Bard Inc.	134,775	19,234
* BioMarin Pharmaceutical Inc.	265,432	19,154
* Endo International plc	277,041	18,933
* Mallinckrodt plc	205,298	18,508
* Henry Schein Inc.	153,882	17,923
Universal Health Services Inc. Class B	165,804	17,327
* Salix Pharmaceuticals Ltd.	109,268	17,072
* CareFusion Corp.	372,597	16,860
* Jazz Pharmaceuticals plc	103,199	16,570
* Hospira Inc.	304,412	15,839
Quest Diagnostics Inc.	260,749	15,822
* Laboratory Corp. of America Holdings	153,250	15,593

*	Varian Medical Systems Inc.	187,238	15,002
*	Waters Corp.	145,624	14,434
	Cooper Cos. Inc.	86,555	13,481
*	Incyte Corp.	273,582	13,419
*	Medivation Inc.	131,745	13,026
*	Pharmacyclics Inc.	108,684	12,763
^	ResMed Inc.	253,074	12,469
	DENTSPLY International Inc.	256,068	11,677
*	Alkermes plc	263,104	11,279
*	Puma Biotechnology Inc.	46,255	11,035
*	IDEXX Laboratories Inc.	93,002	10,958
*	Community Health Systems Inc.	198,199	10,859
*	Brookdale Senior Living Inc.	328,428	10,582
*	Tenet Healthcare Corp.	176,790	10,500
*	United Therapeutics Corp.	80,823	10,398
*	Hologic Inc.	426,075	10,366
*	MEDNAX Inc.	180,880	9,916
*	Cubist Pharmaceuticals Inc.	136,692	9,068
*	Alnylam Pharmaceuticals Inc.	110,392	8,622
*	Centene Corp.	100,409	8,305
*	Isis Pharmaceuticals Inc.	212,704	8,259
*	Covance Inc.	103,541	8,149
*	Envision Healthcare Holdings Inc.	231,554	8,030
*	Sirona Dental Systems Inc.	104,308	7,998
	Teleflex Inc.	74,784	7,855
*	Team Health Holdings Inc.	127,504	7,394
*	Quintiles Transnational Holdings Inc.	126,463	7,054
*	Seattle Genetics Inc.	178,260	6,628
*	PAREXEL International Corp.	102,692	6,479
*	Align Technology Inc.	125,057	6,463
*	Health Net Inc.	138,077	6,367
	Techne Corp.	66,801	6,249
	Patterson Cos. Inc.	150,024	6,216
*	Pacira Pharmaceuticals Inc.	61,621	5,972
	STERIS Corp.	107,177	5,783
*	LifePoint Hospitals Inc.	81,167	5,616
*	Cepheid	126,762	5,581
	HealthSouth Corp.	150,869	5,567
*	Alere Inc.	142,447	5,524
*	Intercept Pharmaceuticals Inc.	23,054	5,457
	West Pharmaceutical Services Inc.	121,465	5,437
*,^ Myriad Genetics Inc.		135,159	5,213
*	Charles River Laboratories International Inc.	87,195	5,209
*	DexCom Inc.	129,342	5,172
*	WellCare Health Plans Inc.	79,514	4,798
*	Akorn Inc.	131,732	4,778
*	NPS Pharmaceuticals Inc.	173,592	4,513
	Hill-Rom Holdings Inc.	104,108	4,313
*	Bio-Rad Laboratories Inc. Class A	36,566	4,147
*	Acadia Healthcare Co. Inc.	80,884	3,923
*	Amsurg Corp.	77,954	3,902
*	Auxilium Pharmaceuticals Inc.	127,701	3,812
	Owens & Minor Inc.	114,033	3,733
*	Insulet Corp.	100,869	3,717
*	Avanir Pharmaceuticals Inc.	308,506	3,677
*	Impax Laboratories Inc.	151,741	3,598
*	ACADIA Pharmaceuticals Inc.	143,737	3,559

*	Air Methods Corp.	63,937	3,552
	Healthcare Services Group Inc.	121,146	3,466
*	Acorda Therapeutics Inc.	101,753	3,447
*	Bruker Corp.	182,489	3,379
*	Haemonetics Corp.	94,237	3,291
*,^ OPKO Health Inc.		374,454	3,187
*	Dyax Corp.	308,802	3,125
*	Prestige Brands Holdings Inc.	94,454	3,057
*	HMS Holdings Corp.	158,841	2,994
*	NuVasive Inc.	84,777	2,956
*,^ Exact Sciences Corp.		149,920	2,905
*	Magellan Health Inc.	51,307	2,808
*	Ironwood Pharmaceuticals Inc. Class A	215,664	2,794
*	Nektar Therapeutics	230,377	2,781
*	Thoratec Corp.	103,123	2,756
	Cantel Medical Corp.	80,007	2,751
	Abaxis Inc.	54,018	2,739
*	Wright Medical Group Inc.	88,695	2,687
*	Synageva BioPharma Corp.	38,669	2,660
*	Medicines Co.	117,939	2,632
	PDL BioPharma Inc.	339,272	2,534
*,^ MannKind Corp.		421,609	2,492
*	Neogen Corp.	62,286	2,460
^	Theravance Inc.	142,076	2,428
*	Depomed Inc.	159,508	2,423
*	Halozyme Therapeutics Inc.	265,093	2,412
*	Aegerion Pharmaceuticals Inc.	72,269	2,412
*	Cyberonics Inc.	46,826	2,396
*	ABIOMED Inc.	96,019	2,384
*	Integra LifeSciences Holdings Corp.	47,522	2,359
*	ARIAD Pharmaceuticals Inc.	436,559	2,357
*	AMAG Pharmaceuticals Inc.	72,815	2,324
*	Natus Medical Inc.	78,387	2,313
	CONMED Corp.	62,429	2,300
*	HeartWare International Inc.	29,587	2,297
*	Anacor Pharmaceuticals Inc.	92,315	2,259
*	Lannett Co. Inc.	49,265	2,250
*,^ Keryx Biopharmaceuticals Inc.		161,769	2,224
*	Globus Medical Inc.	112,791	2,219
*	Achillion Pharmaceuticals Inc.	221,069	2,206
*,^ Arrowhead Research Corp.		147,042	2,172
*	Masimo Corp.	100,947	2,148
*	Celldex Therapeutics Inc.	163,091	2,114
*	Bio-Reference Laboratories Inc.	71,341	2,002
*	Molina Healthcare Inc.	47,289	2,000
	Analogic Corp.	30,508	1,951
*	Agios Pharmaceuticals Inc.	30,780	1,888
*	Insys Therapeutics Inc.	47,753	1,852
*	Emergent Biosolutions Inc.	84,923	1,810
*	Clovis Oncology Inc.	39,671	1,799
*	Neurocrine Biosciences Inc.	114,779	1,799
*	Albany Molecular Research Inc.	80,099	1,768
*	Amedisys Inc.	86,458	1,744
*,^ Inovio Pharmaceuticals Inc.		174,707	1,721
*	Affymetrix Inc.	212,853	1,699
*	BioCryst Pharmaceuticals Inc.	172,400	1,686
*	Infinity Pharmaceuticals Inc.	124,666	1,673

*	Arena Pharmaceuticals Inc.	395,525	1,657
*,^ Accuray Inc.		226,199	1,642
*	Anika Therapeutics Inc.	43,956	1,611
*	ImmunoGen Inc.	150,809	1,597
*	ICU Medical Inc.	24,373	1,564
	Kindred Healthcare Inc.	79,272	1,538
*	Genomic Health Inc.	53,221	1,507
*	Capital Senior Living Corp.	70,135	1,489
*	Gentiva Health Services Inc.	85,776	1,439
*	Chimerix Inc.	51,690	1,428
*	Bluebird Bio Inc.	39,558	1,419
*	Sarepta Therapeutics Inc.	67,251	1,419
*	Theravance Biopharma Inc.	60,753	1,400
	Select Medical Holdings Corp.	115,384	1,388
*	Receptos Inc.	21,859	1,358
*	Epizyme Inc.	48,826	1,324
*	CorVel Corp.	37,488	1,276
*	Momenta Pharmaceuticals Inc.	111,370	1,263
*	Spectranetics Corp.	47,243	1,255
*	AngioDynamics Inc.	90,132	1,237
*	Healthways Inc.	76,711	1,229
*	BioDelivery Sciences International Inc.	71,129	1,216
*	BioScrip Inc.	174,388	1,205
*	Enanta Pharmaceuticals Inc.	30,200	1,195
*	Array BioPharma Inc.	333,004	1,189
*	Ligand Pharmaceuticals Inc.	25,054	1,177
*	Ultragenyx Pharmaceutical Inc.	20,721	1,173
*	Agenus Inc.	359,071	1,117
*	Sagent Pharmaceuticals Inc.	35,756	1,112
*	Quidel Corp.	41,207	1,107
*	Almost Family Inc.	40,507	1,101
	Meridian Bioscience Inc.	62,091	1,098
	Atrion Corp.	3,507	1,070
*	PharMerica Corp.	43,345	1,059
	Ensign Group Inc.	30,274	1,054
*,^ CTI BioPharma Corp.		418,859	1,014
*	Cerus Corp.	250,616	1,005
*	NxStage Medical Inc.	75,625	993
*	Novavax Inc.	234,229	977
*	Sangamo BioSciences Inc.	90,112	972
*	ANI Pharmaceuticals Inc.	34,051	963
*	Omnicell Inc.	35,176	961
*	Volcano Corp.	90,145	959
*	Cutera Inc.	93,038	940
*	Catalyst Pharmaceutical Partners Inc.	276,282	917
*	Dynavax Technologies Corp.	629,415	900
*,^ Omeros Corp.		69,872	889
*	Cynosure Inc. Class A	42,077	884
*	Hanger Inc.	42,903	880
*	Luminex Corp.	45,138	880
*,^ Galena Biopharma Inc.		424,609	875
*	Catalent Inc.	34,897	873
*	IPC The Hospitalist Co. Inc.	19,084	855
*,^ Horizon Pharma plc		68,655	843
*	Fluidigm Corp.	33,874	830
*	Alliance HealthCare Services Inc.	36,608	828
*	BioTelemetry Inc.	122,817	824

*,^ BioTime Inc.		260,899	819
*	Hyperion Therapeutics Inc.	32,391	817
*,^ Exelixis Inc.		532,605	815
*	BioSpecifics Technologies Corp.	22,882	808
*	Symmetry Medical Inc.	80,029	807
*	PTC Therapeutics Inc.	17,820	784
	CryoLife Inc.	79,431	784
*	AtriCure Inc.	53,110	782
*,^ Geron Corp.		385,019	770
*,^ Intrexon Corp.		41,420	770
*	Exactech Inc.	33,289	762
*	Dendreon Corp.	523,663	754
*	MiMedx Group Inc.	105,609	753
*	Alphatec Holdings Inc.	441,202	750
*	Merrimack Pharmaceuticals Inc.	84,737	744
*	Endologix Inc.	69,242	734
*	Spectrum Pharmaceuticals Inc.	89,611	729
*,^ ChemoCentryx Inc.		161,990	729
*,^ VIVUS Inc.		187,244	723
*,^ Biolase Inc.		281,018	700
*	Tornier NV	29,149	697
*	KYTHERA Biopharmaceuticals Inc.	21,026	689
*,^ Alimera Sciences Inc.		121,750	660
*	Insmed Inc.	50,529	659
*,^ Ampio Pharmaceuticals Inc.		185,212	654
*,^ Raptor Pharmaceutical Corp.		67,744	650
*	Orthofix International NV	20,831	645
*	Cardiovascular Systems Inc.	27,210	643
*	Addus HomeCare Corp.	32,608	639
*,^ NewLink Genetics Corp.		29,127	624
*	SciClone Pharmaceuticals Inc.	87,346	602
*	Lexicon Pharmaceuticals Inc.	426,596	602
	Invacare Corp.	50,677	599
*	Repligen Corp.	29,071	579
*	Immunomedics Inc.	150,892	561
*,^ Orexigen Therapeutics Inc.		130,207	555
*,^ Organovo Holdings Inc.		85,445	544
*	Portola Pharmaceuticals Inc.	20,890	528
*	Merit Medical Systems Inc.	43,528	517
*	Ophthotech Corp.	12,806	499
*	OraSure Technologies Inc.	68,580	495
*,^ Athersys Inc.		353,210	491
*,^ Neuralstem Inc.		149,054	489
*	Zeltiq Aesthetics Inc.	21,312	482
*	ArQule Inc.	426,641	478
*,^ Idera Pharmaceuticals Inc.		206,802	474
*,^ Antares Pharma Inc.		258,527	473
*	Concert Pharmaceuticals Inc.	36,550	461
*,^ AcelRx Pharmaceuticals Inc.		83,842	460
*	AVEO Pharmaceuticals Inc.	412,100	457
*	HealthStream Inc.	18,427	442
*	Curis Inc.	308,961	436
*	Durect Corp.	291,059	428
*	LHC Group Inc.	18,204	422
*	Enzo Biochem Inc.	81,108	418
*	Auspex Pharmaceuticals Inc.	15,369	395
*	Medical Action Industries Inc.	28,192	388

*	Triple-S Management Corp. Class B	19,212	382
*	Ambit Biosciences Corp.	24,236	373
*	Endocyte Inc.	61,245	372
*,^ Accelerate Diagnostics Inc.		17,164	369
	Digirad Corp.	93,523	368
*	TherapeuticsMD Inc.	78,645	365
*	Corcept Therapeutics Inc.	136,085	365
*	XOMA Corp.	85,572	360
*	IGI Laboratories Inc.	37,107	346
	National Healthcare Corp.	6,158	342
*	Universal American Corp.	42,372	341
	US Physical Therapy Inc.	9,458	335
*	Five Star Quality Care Inc.	85,876	324
*,^ Foundation Medicine Inc.		16,912	321
*,^ Coronado Biosciences Inc.		139,507	293
*	MacroGenics Inc.	13,629	285
*	Sequenom Inc.	85,701	255
*	Acceleron Pharma Inc.	8,346	252
*	NeoGenomics Inc.	48,442	252
*	SurModics Inc.	13,357	243
*	STAAR Surgical Co.	22,704	241
*	Advaxis Inc.	69,438	233
*	Biodel Inc.	136,701	228
	POZEN Inc.	31,094	228
*	Vanda Pharmaceuticals Inc.	21,924	228
*	Vascular Solutions Inc.	9,169	226
*	Rigel Pharmaceuticals Inc.	109,592	213
*	Anthera Pharmaceuticals Inc. Class A	110,168	212
*	Avalanche Biotechnologies Inc.	6,089	208
*,^ Unilife Corp.		89,751	206
*,^ Venaxis Inc.		122,333	203
*	RTI Surgical Inc.	41,134	197
*	Repros Therapeutics Inc.	19,614	194
*	Columbia Laboratories Inc.	32,526	192
*,^ Alexza Pharmaceuticals Inc.		81,627	190
*	Pain Therapeutics Inc.	48,537	190
*	Harvard Bioscience Inc.	45,022	184
*,^ Apricus Biosciences Inc.		120,161	181
*	Hooper Holmes Inc.	297,738	181
*	Surgical Care Affiliates Inc.	6,470	173
*	Bovie Medical Corp.	43,121	172
*	XenoPort Inc.	31,708	171
*	CytRx Corp.	65,584	167
*	Osiris Therapeutics Inc.	13,039	164
*	GenMark Diagnostics Inc.	17,932	161
*,^ Acura Pharmaceuticals Inc.		205,102	161
*	Progenics Pharmaceuticals Inc.	30,191	157
*	Karyopharm Therapeutics Inc.	4,402	154
	Enzon Pharmaceuticals Inc.	141,847	153
*	Hansen Medical Inc.	129,025	152
*,^ Navidea Biopharmaceuticals Inc.		114,710	151
*	Cytokinetics Inc.	42,787	151
*	Rockwell Medical Inc.	16,443	150
*	MEI Pharma Inc.	21,387	148
*	Supernus Pharmaceuticals Inc.	16,272	141
*	EnteroMedics Inc.	113,831	140
*	OncoMed Pharmaceuticals Inc.	7,100	134

*	Peregrine Pharmaceuticals Inc.	98,096	133
*	Pernix Therapeutics Holdings Inc.	17,205	132
*	Sunesis Pharmaceuticals Inc.	18,400	131
*	RadNet Inc.	18,952	125
*	Zogenix Inc.	107,824	124
	LeMaitre Vascular Inc.	17,245	119
*	AdCare Health Systems Inc.	25,016	119
*	Synergy Pharmaceuticals Inc.	41,723	116
*	Dicerna Pharmaceuticals Inc.	8,921	114
*	Wright Medical Group Inc. CVR	50,806	112
*	InfuSystems Holdings Inc.	34,480	108
*	ZIOPHARM Oncology Inc.	37,953	100
*	Inogen Inc.	4,740	98
*	Stemline Therapeutics Inc.	7,700	96
*,^ Cytori Therapeutics Inc.		139,519	94
*	Harvard Apparatus Regenerative Technology Inc.	11,255	91
*,^ BG Medicine Inc.		162,483	88
*,^ ARCA biopharma Inc.		69,700	87
*	Oncothyreon Inc.	39,256	75
*	Otonomy Inc.	3,031	73
	Psychemedics Corp.	4,661	66
*	Celsion Corp.	21,241	63
*	Discovery Laboratories Inc.	33,288	61
*	Tandem Diabetes Care Inc.	4,410	59
*	Aastrom Biosciences Inc.	20,679	59
*	Derma Sciences Inc.	6,973	58
*	BSD Medical Corp.	102,783	58
*	Achaogen Inc.	6,433	58
*,^ Oculus Innovative Sciences Inc.		23,597	55
*	Targacept Inc.	21,867	55
*	BIND Therapeutics Inc.	6,333	54
*	Synta Pharmaceuticals Corp.	17,725	53
*	Cumberland Pharmaceuticals Inc.	10,775	53
*	Kite Pharma Inc.	1,817	52
*	Synergetics USA Inc.	15,077	51
*	GTx Inc.	69,694	51
*	Threshold Pharmaceuticals Inc.	13,478	49
*	Sage Therapeutics Inc.	1,521	48
*,^ Mast Therapeutics Inc.		81,953	46
*	Adeptus Health Inc. Class A	1,820	45
*	Vical Inc.	40,441	45
*	Skilled Healthcare Group Inc.	6,697	44
*	Ardelyx Inc.	3,036	43
*	ERBA Diagnostics Inc.	11,606	41
*	CASI Pharmaceuticals Inc.	22,562	40
*	Akebia Therapeutics Inc.	1,820	40
*	iBio Inc.	57,800	36
*	StemCells Inc.	27,652	35
*	Cancer Genetics Inc.	3,500	32
*	Hemispherx Biopharma Inc.	96,879	31
	Transcept Pharmaceuticals Inc.	14,840	30
*	LDR Holding Corp.	700	22
*	Veracyte Inc.	2,228	22
*	MGC Diagnostics Corp.	2,800	19
*	Cardica Inc.	17,675	19
*	Versartis Inc.	917	17
*	Cesca Therapeutics Inc.	14,114	17

* Cleveland Biolabs Inc.	35,300	16
* Amicus Therapeutics Inc.	2,697	16
* Cel-Sci Corp.	15,977	15
* Ocular Therapeutix Inc.	910	14
* Durata Therapeutics Inc.	800	10
* Delcath Systems Inc.	4,736	9
* Baxano Surgical Inc.	46,005	8
* Heska Corp.	591	8
* Onconova Therapeutics Inc.	1,800	8
* EPIRUS Biopharmaceuticals Inc.	1,003	7
Diversicare Healthcare Services Inc.	500	5
* OncoGenex Pharmaceutical Inc.	1,867	5
Birner Dental Management Services Inc.	265	4
* CAS Medical Systems Inc.	1,800	3
* LipoScience Inc.	647	3
Utah Medical Products Inc.	68	3
* Stereotaxis Inc.	1,152	3
* MELA Sciences Inc.	948	2
* Sucampo Pharmaceuticals Inc. Class A	158	1
Daxor Corp.	161	1
* ProPhase Labs Inc.	465	1
* Nanosphere Inc.	759	—
* Vision Sciences Inc.	140	—
		4,966,920
Industrials (12.6%)
General Electric Co.	18,112,111	464,032
Union Pacific Corp.	1,619,958	175,636
3M Co.	1,169,708	165,724
United Technologies Corp.	1,568,759	165,661
Boeing Co.	1,170,753	149,131
United Parcel Service Inc. Class B	1,274,787	125,299
Honeywell International Inc.	1,341,820	124,950
Caterpillar Inc.	1,133,366	112,237
Accenture plc Class A	1,139,508	92,665
Lockheed Martin Corp.	487,785	89,157
Danaher Corp.	1,074,791	81,663
Emerson Electric Co.	1,261,386	78,938
FedEx Corp.	486,954	78,619
Automatic Data Processing Inc.	868,143	72,125
General Dynamics Corp.	513,011	65,199
Norfolk Southern Corp.	558,669	62,347
Precision Castparts Corp.	258,982	61,348
CSX Corp.	1,805,319	57,879
Raytheon Co.	562,290	57,140
Eaton Corp. plc	860,390	54,523
Deere & Co.	656,633	53,837
Illinois Tool Works Inc.	633,115	53,448
Northrop Grumman Corp.	337,849	44,515
Cummins Inc.	315,412	41,628
TE Connectivity Ltd.	738,670	40,841
* LinkedIn Corp. Class A	192,637	40,028
Waste Management Inc.	799,656	38,008
PACCAR Inc.	640,429	36,424
Tyco International Ltd.	800,600	35,683
Agilent Technologies Inc.	601,635	34,281
Sherwin-Williams Co.	150,043	32,858
Parker-Hannifin Corp.	268,635	30,665

* Fiserv Inc.	449,895	29,079
Fidelity National Information Services Inc.	515,287	29,011
Amphenol Corp. Class A	283,801	28,340
WW Grainger Inc.	111,101	27,959
Rockwell Automation Inc.	249,018	27,362
Ingersoll-Rand plc	482,928	27,218
Xerox Corp.	1,997,977	26,433
Roper Industries Inc.	180,605	26,421
Paychex Inc.	589,993	26,078
Dover Corp.	300,710	24,156
Kansas City Southern	199,251	24,149
* Alliance Data Systems Corp.	95,223	23,641
Pentair plc	348,751	22,840
AMETEK Inc.	443,648	22,276
Fastenal Co.	482,134	21,648
* United Rentals Inc.	175,199	19,465
* FleetCor Technologies Inc.	135,251	19,222
Rockwell Collins Inc.	244,192	19,169
Fluor Corp.	286,382	19,127
* Stericycle Inc.	153,092	17,844
CH Robinson Worldwide Inc.	267,439	17,737
Republic Services Inc. Class A	449,534	17,541
Flowserve Corp.	247,784	17,474
TransDigm Group Inc.	90,462	16,675
L-3 Communications Holdings Inc.	140,156	16,667
Pall Corp.	198,049	16,577
* Verisk Analytics Inc. Class A	270,520	16,472
Textron Inc.	453,631	16,326
* B/E Aerospace Inc.	190,132	15,960
Ball Corp.	250,529	15,851
Masco Corp.	643,550	15,394
Martin Marietta Materials Inc.	114,759	14,797
* Trimble Navigation Ltd.	470,119	14,339
Vulcan Materials Co.	236,348	14,235
* Quanta Services Inc.	384,803	13,964
Expeditors International of Washington Inc.	337,996	13,716
* Mettler-Toledo International Inc.	52,887	13,546
* Sensata Technologies Holding NV	303,987	13,537
Wabtec Corp.	165,431	13,407
Trinity Industries Inc.	281,618	13,157
Sealed Air Corp.	363,594	12,682
Towers Watson & Co. Class A	126,952	12,632
Cintas Corp.	178,613	12,608
JB Hunt Transport Services Inc.	169,095	12,521
MeadWestvaco Corp.	304,122	12,451
Rock-Tenn Co. Class A	258,564	12,302
Xylem Inc.	332,311	11,794
Fortune Brands Home & Security Inc.	286,131	11,763
Robert Half International Inc.	235,485	11,539
Packaging Corp. of America	177,619	11,336
Hubbell Inc. Class B	93,861	11,313
Chicago Bridge & Iron Co. NV	195,341	11,300
* Crown Holdings Inc.	250,759	11,164
ADT Corp.	314,272	11,144
* Jacobs Engineering Group Inc.	228,096	11,136
* Flextronics International Ltd.	1,061,371	10,953
* Kirby Corp.	92,711	10,926

Valspar Corp.	135,670	10,717
IDEX Corp.	145,511	10,531
Donaldson Co. Inc.	258,107	10,487
Avnet Inc.	249,753	10,365
Waste Connections Inc.	212,870	10,328
Iron Mountain Inc.	313,614	10,239
Manpowergroup Inc.	143,949	10,091
Lincoln Electric Holdings Inc.	145,863	10,084
* Arrow Electronics Inc.	179,993	9,963
Joy Global Inc.	180,587	9,849
* Spirit AeroSystems Holdings Inc. Class A	254,328	9,680
Total System Services Inc.	306,398	9,486
Carlisle Cos. Inc.	115,885	9,315
MDU Resources Group Inc.	332,306	9,241
Huntington Ingalls Industries Inc.	88,514	9,224
Acuity Brands Inc.	78,102	9,193
* Genesee & Wyoming Inc. Class A	95,114	9,065
Broadridge Financial Solutions Inc.	217,558	9,057
PerkinElmer Inc.	204,032	8,896
* Old Dominion Freight Line Inc.	124,450	8,791
Eagle Materials Inc.	86,118	8,769
Ryder System Inc.	96,342	8,668
Allison Transmission Holdings Inc.	303,002	8,633
* CoStar Group Inc.	55,329	8,606
Global Payments Inc.	123,093	8,602
Jack Henry & Associates Inc.	151,903	8,455
Allegion plc	173,931	8,286
* Colfax Corp.	145,237	8,274
* Vantiv Inc. Class A	264,181	8,163
FLIR Systems Inc.	255,857	8,019
Graco Inc.	109,535	7,994
* Owens-Illinois Inc.	297,627	7,753
* WEX Inc.	70,053	7,728
MSC Industrial Direct Co. Inc. Class A	88,416	7,556
ITT Corp.	165,675	7,445
Nordson Corp.	97,663	7,429
Alliant Techsystems Inc.	57,712	7,366
* Graphic Packaging Holding Co.	591,506	7,352
Sonoco Products Co.	184,105	7,233
URS Corp.	124,811	7,190
* Hexcel Corp.	175,700	6,975
Bemis Co. Inc.	183,068	6,960
AGCO Corp.	152,415	6,929
AptarGroup Inc.	111,950	6,795
Oshkosh Corp.	153,795	6,790
AO Smith Corp.	140,925	6,663
SPX Corp.	70,907	6,660
Jabil Circuit Inc.	328,838	6,633
* Zebra Technologies Corp.	91,653	6,505
* USG Corp.	234,122	6,436
Owens Corning	201,909	6,411
* WESCO International Inc.	80,428	6,294
Timken Co.	147,608	6,257
Triumph Group Inc.	94,758	6,164
Lennox International Inc.	79,888	6,141
Terex Corp.	189,892	6,033
Toro Co.	101,595	6,017

* Cognex Corp.	148,934	5,998
RR Donnelley & Sons Co.	360,999	5,942
Landstar System Inc.	82,149	5,930
Kennametal Inc.	142,274	5,877
* Esterline Technologies Corp.	51,965	5,782
* HD Supply Holdings Inc.	211,964	5,778
CLARCOR Inc.	91,436	5,768
* AECOM Technology Corp.	170,683	5,761
FEI Co.	76,377	5,760
* Teledyne Technologies Inc.	61,211	5,754
^ Valmont Industries Inc.	42,641	5,754
Manitowoc Co. Inc.	244,472	5,733
Foster Wheeler AG	180,626	5,711
Air Lease Corp. Class A	175,622	5,708
National Instruments Corp.	183,786	5,684
Exelis Inc.	342,173	5,660
Babcock & Wilcox Co.	199,396	5,521
Crane Co.	85,233	5,388
Woodward Inc.	108,944	5,188
Curtiss-Wright Corp.	78,444	5,171
* Berry Plastics Group Inc.	201,529	5,087
* Generac Holdings Inc.	124,646	5,053
* Clean Harbors Inc.	93,388	5,035
KBR Inc.	267,236	5,032
Deluxe Corp.	91,195	5,030
Belden Inc.	78,572	5,030
* Moog Inc. Class A	73,350	5,017
EnerSys	85,230	4,998
Regal-Beloit Corp.	77,691	4,992
World Fuel Services Corp.	123,939	4,948
Con-way Inc.	103,833	4,932
GATX Corp.	83,239	4,859
MAXIMUS Inc.	116,208	4,663
EMCOR Group Inc.	115,446	4,613
Covanta Holding Corp.	211,917	4,497
* Armstrong World Industries Inc.	79,347	4,443
* Euronet Worldwide Inc.	89,818	4,292
Anixter International Inc.	50,311	4,268
* IPG Photonics Corp.	61,190	4,209
* Genpact Ltd.	253,903	4,144
* Knowles Corp.	153,840	4,077
* CoreLogic Inc.	149,403	4,044
Watsco Inc.	46,228	3,984
* DigitalGlobe Inc.	136,530	3,891
HEICO Corp. Class A	94,293	3,800
TimkenSteel Corp.	81,444	3,786
Silgan Holdings Inc.	80,300	3,774
Actuant Corp. Class A	121,195	3,699
Corporate Executive Board Co.	60,948	3,661
* Rexnord Corp.	128,164	3,646
Vishay Intertechnology Inc.	245,382	3,507
* Louisiana-Pacific Corp.	256,182	3,482
Littelfuse Inc.	40,718	3,468
* MasTec Inc.	110,390	3,380
* MWI Veterinary Supply Inc.	22,238	3,300
Greenbrier Cos. Inc.	44,816	3,289
* Swift Transportation Co.	154,994	3,252

*	XPO Logistics Inc.	86,227	3,248
*	Navistar International Corp.	95,765	3,152
	Harsco Corp.	145,978	3,125
	Applied Industrial Technologies Inc.	68,238	3,115
*	Sanmina Corp.	148,727	3,102
*	Advisory Board Co.	66,149	3,082
	Booz Allen Hamilton Holding Corp. Class A	130,554	3,055
*	Orbital Sciences Corp.	109,704	3,050
	Heartland Payment Systems Inc.	63,402	3,026
*	Vistaprint NV	53,927	2,955
	Convergys Corp.	165,314	2,946
	Methode Electronics Inc.	79,719	2,939
	Tetra Tech Inc.	117,215	2,928
	Mueller Industries Inc.	102,089	2,914
	Watts Water Technologies Inc. Class A	49,576	2,888
*	Cardtronics Inc.	81,638	2,874
	Apogee Enterprises Inc.	71,857	2,860
	MSA Safety Inc.	57,458	2,838
*	Benchmark Electronics Inc.	127,732	2,837
	ABM Industries Inc.	109,475	2,812
	Mobile Mini Inc.	80,385	2,811
*	Coherent Inc.	45,167	2,772
	Knight Transportation Inc.	100,570	2,755
*,^ NeuStar Inc. Class A		110,417	2,742
*	Proto Labs Inc.	39,660	2,737
*	OSI Systems Inc.	42,309	2,686
	Barnes Group Inc.	88,452	2,685
	United Stationers Inc.	71,322	2,680
	CIRCOR International Inc.	39,598	2,666
*	Itron Inc.	67,628	2,658
	G&K Services Inc. Class A	46,792	2,591
*	Outerwall Inc.	46,051	2,583
*	Huron Consulting Group Inc.	42,284	2,578
*	Hub Group Inc. Class A	63,519	2,574
	Heartland Express Inc.	107,202	2,569
*	WageWorks Inc.	56,361	2,566
	TAL International Group Inc.	62,064	2,560
	EVERTEC Inc.	114,545	2,559
	Franklin Electric Co. Inc.	73,457	2,552
	AZZ Inc.	60,749	2,537
*	FTI Consulting Inc.	72,477	2,534
	UniFirst Corp.	26,103	2,521
*	EnPro Industries Inc.	40,915	2,477
	Aircastle Ltd.	146,983	2,405
	Albany International Corp.	70,625	2,404
	Greif Inc. Class A	54,751	2,399
*	Veeco Instruments Inc.	68,240	2,385
	RBC Bearings Inc.	42,003	2,382
*	On Assignment Inc.	88,177	2,368
	Standex International Corp.	31,372	2,326
*	Universal Display Corp.	70,668	2,307
*	Greatbatch Inc.	53,453	2,278
*	PHH Corp.	101,638	2,273
*	Plexus Corp.	59,906	2,212
	H&E Equipment Services Inc.	54,662	2,202
	Brink's Co.	89,965	2,163
	Simpson Manufacturing Co. Inc.	73,255	2,135

* Masonite International Corp.	38,542	2,134
Forward Air Corp.	47,135	2,113
ArcBest Corp.	56,287	2,100
ESCO Technologies Inc.	60,319	2,098
Granite Construction Inc.	65,282	2,077
Mueller Water Products Inc. Class A	250,459	2,074
* FARO Technologies Inc.	40,300	2,045
US Ecology Inc.	43,717	2,044
* Measurement Specialties Inc.	23,741	2,032
American Railcar Industries Inc.	27,392	2,025
Acacia Research Corp.	130,642	2,022
* GenCorp Inc.	123,683	1,975
AAR Corp.	81,544	1,969
Altra Industrial Motion Corp.	66,971	1,953
Badger Meter Inc.	38,477	1,941
* TriMas Corp.	78,485	1,910
* AMN Healthcare Services Inc.	121,581	1,909
* Wesco Aircraft Holdings Inc.	109,659	1,908
Brady Corp. Class A	83,197	1,867
Matson Inc.	74,212	1,858
Astec Industries Inc.	49,754	1,815
Werner Enterprises Inc.	71,567	1,803
AAON Inc.	105,339	1,792
Exponent Inc.	25,014	1,773
* UTi Worldwide Inc.	160,037	1,701
^ Sturm Ruger & Co. Inc.	34,702	1,690
* Atlas Air Worldwide Holdings Inc.	51,036	1,685
* Korn/Ferry International	66,551	1,657
* Aegion Corp. Class A	73,994	1,646
Raven Industries Inc.	64,990	1,586
* American Woodmark Corp.	42,313	1,560
MTS Systems Corp.	22,723	1,551
Federal Signal Corp.	116,407	1,541
* Astronics Corp.	32,099	1,530
Tennant Co.	22,798	1,530
* Trex Co. Inc.	44,070	1,523
* Meritor Inc.	136,937	1,486
* DXP Enterprises Inc.	20,052	1,477
Myers Industries Inc.	83,524	1,473
CTS Corp.	92,421	1,469
* ExamWorks Group Inc.	44,634	1,462
* Headwaters Inc.	114,994	1,442
Celadon Group Inc.	73,056	1,421
* Monster Worldwide Inc.	256,996	1,413
* Advanced Emissions Solutions Inc.	66,094	1,406
Otter Tail Corp.	52,461	1,399
* Saia Inc.	28,193	1,397
Quanex Building Products Corp.	76,554	1,385
* Boise Cascade Co.	45,657	1,376
Cubic Corp.	29,383	1,375
General Cable Corp.	91,054	1,373
Kaman Corp.	34,599	1,360
* Tutor Perini Corp.	51,317	1,355
* Checkpoint Systems Inc.	109,214	1,336
* LifeLock Inc.	93,180	1,332
* Dice Holdings Inc.	158,740	1,330
Materion Corp.	43,045	1,320

Daktronics Inc.	107,068	1,316
Comfort Systems USA Inc.	97,074	1,315
Universal Forest Products Inc.	30,534	1,304
* TrueBlue Inc.	51,292	1,296
Park-Ohio Holdings Corp.	26,999	1,292
* ARC Document Solutions Inc.	153,839	1,246
* Rofin-Sinar Technologies Inc.	53,561	1,235
Marten Transport Ltd.	69,124	1,231
* CBIZ Inc.	156,416	1,231
* Taser International Inc.	79,506	1,228
* Rogers Corp.	22,278	1,220
Black Box Corp.	52,300	1,220
^ Lindsay Corp.	16,299	1,218
Primoris Services Corp.	44,917	1,206
Insperity Inc.	44,041	1,204
* TeleTech Holdings Inc.	48,774	1,199
* EnerNOC Inc.	70,264	1,192
AVX Corp.	88,615	1,177
Heidrick & Struggles International Inc.	56,967	1,170
* Ducommun Inc.	41,825	1,146
Griffon Corp.	100,636	1,146
* ExlService Holdings Inc.	46,843	1,143
American Science & Engineering Inc.	20,349	1,127
* Covenant Transportation Group Inc. Class A	59,775	1,111
McGrath RentCorp	31,872	1,090
* CRA International Inc.	42,711	1,086
* Franklin Covey Co.	54,884	1,075
* II-VI Inc.	89,420	1,052
Argan Inc.	31,435	1,049
Alamo Group Inc.	25,202	1,033
NN Inc.	38,316	1,024
* Global Cash Access Holdings Inc.	151,155	1,020
* Sykes Enterprises Inc.	51,044	1,020
* GrafTech International Ltd.	222,459	1,019
* Builders FirstSource Inc.	185,762	1,012
Gorman-Rupp Co.	33,255	999
Schnitzer Steel Industries Inc.	40,990	986
Textainer Group Holdings Ltd.	30,785	958
Powell Industries Inc.	23,397	956
* Wabash National Corp.	71,496	952
* Era Group Inc.	43,662	950
Dynamic Materials Corp.	49,004	934
* CTPartners Executive Search Inc.	58,703	915
* Bazaarvoice Inc.	120,832	893
Ennis Inc.	67,648	891
* Navigant Consulting Inc.	62,747	873
ManTech International Corp. Class A	31,995	862
Sun Hydraulics Corp.	22,809	857
* Engility Holdings Inc.	27,290	851
* Accuride Corp.	223,172	846
* Quality Distribution Inc.	65,528	837
* Air Transport Services Group Inc.	114,654	835
* Cross Country Healthcare Inc.	89,559	832
* Imperva Inc.	28,764	826
Insteel Industries Inc.	40,064	824
Columbus McKinnon Corp.	37,435	823
* Team Inc.	21,676	822

*	Aerovironment Inc.	26,528	798
	Encore Wire Corp.	21,356	792
*,^ GP Strategies Corp.		27,517	790
	Barrett Business Services Inc.	19,994	790
	Kadant Inc.	20,038	782
	John Bean Technologies Corp.	27,337	769
*	NCI Building Systems Inc.	39,568	768
	Ceco Environmental Corp.	55,803	748
*	Lydall Inc.	27,660	747
*	PAM Transportation Services Inc.	20,494	743
*	Information Services Group Inc.	194,242	738
*	PGT Inc.	77,165	719
	Multi-Color Corp.	15,587	709
	LB Foster Co. Class A	15,244	700
*	Nortek Inc.	9,396	700
*	TriNet Group Inc.	27,180	700
	Resources Connection Inc.	50,079	698
*	Lionbridge Technologies Inc.	153,882	692
*,^ Capstone Turbine Corp.		644,808	690
*	Thermon Group Holdings Inc.	28,050	685
	Hyster-Yale Materials Handling Inc.	9,387	672
	CDI Corp.	46,283	672
	Kforce Inc.	34,320	672
*	AM Castle & Co.	77,451	661
*	Landec Corp.	53,668	657
*	Smith & Wesson Holding Corp.	68,259	644
*	Taminco Corp.	24,467	639
	Kimball International Inc. Class B	41,464	624
*	Roadrunner Transportation Systems Inc.	27,181	619
	Cass Information Systems Inc.	14,946	619
*	Rentrak Corp.	9,914	604
*	Furmanite Corp.	88,579	599
	Graham Corp.	20,640	593
*	RPX Corp.	41,571	571
*	Newport Corp.	31,705	562
	Crawford & Co. Class A	72,724	561
	Houston Wire & Cable Co.	46,711	560
*	Fabrinet	38,105	556
*	Northwest Pipe Co.	16,293	556
*	ModusLink Global Solutions Inc.	153,608	548
	Bel Fuse Inc. Class B	21,864	541
	Park Electrochemical Corp.	22,921	540
*	Maxwell Technologies Inc.	61,076	533
*	ICF International Inc.	17,247	531
	Crawford & Co. Class B	63,879	527
*	Gibraltar Industries Inc.	38,134	522
*	TTM Technologies Inc.	75,417	514
*	Patrick Industries Inc.	12,040	510
*	Echelon Corp.	248,129	506
*	YRC Worldwide Inc.	24,854	505
*,^ Nuverra Environmental Solutions Inc.		33,959	501
	Electro Rent Corp.	36,293	500
*	US Concrete Inc.	18,720	489
*	Cenveo Inc.	197,217	487
	Quad/Graphics Inc.	24,869	479
*	CAI International Inc.	24,472	474
*	Great Lakes Dredge & Dock Corp.	76,493	473

	Kelly Services Inc. Class A	29,482	462
*	Echo Global Logistics Inc.	19,481	459
	United States Lime & Minerals Inc.	7,886	458
*	Kratos Defense & Security Solutions Inc.	68,262	448
	Electro Scientific Industries Inc.	65,891	447
*	Ambarella Inc.	10,156	444
	Landauer Inc.	13,399	442
*	Lawson Products Inc.	19,589	437
*	NVE Corp.	6,690	432
*	Commercial Vehicle Group Inc.	69,313	428
*	Layne Christensen Co.	42,527	413
	Miller Industries Inc.	24,364	412
*	Kemet Corp.	99,912	412
*	CUI Global Inc.	55,345	401
*	American Superconductor Corp.	282,598	398
*	Ameresco Inc. Class A	57,389	393
*	Vectrus Inc.	19,009	371
*	PowerSecure International Inc.	38,435	368
	NACCO Industries Inc. Class A	7,389	367
*	BlueLinx Holdings Inc.	278,526	365
	Universal Technical Institute Inc.	38,410	359
	Hardinge Inc.	31,532	345
*	MYR Group Inc.	13,959	336
*	Orion Marine Group Inc.	33,320	333
*	Vishay Precision Group Inc.	22,068	330
	Eastern Co.	19,602	313
*,^ Energy Recovery Inc.		88,292	313
	HEICO Corp.	6,637	310
*	Astronics Corp. Class B	6,419	305
*,^ ClearSign Combustion Corp.		45,606	305
*	Arotech Corp.	92,751	301
*	InnerWorkings Inc.	37,219	301
*	Fuel Tech Inc.	69,259	294
*	CyberOptics Corp.	25,135	282
	International Shipholding Corp.	15,524	278
	Hurco Cos. Inc.	7,342	276
	Viad Corp.	13,137	271
*	Heritage-Crystal Clean Inc.	17,589	261
*	Pike Corp.	21,387	254
	Spartan Motors Inc.	52,914	247
*	Active Power Inc.	122,510	245
	LSI Industries Inc.	39,282	238
*	Broadwind Energy Inc.	31,113	233
*	Adept Technology Inc.	27,410	231
*	Casella Waste Systems Inc. Class A	59,008	227
	Global Power Equipment Group Inc.	14,735	220
*	Multi-Fineline Electronix Inc.	23,168	217
*	AEP Industries Inc.	5,711	216
*	Sterling Construction Co. Inc.	27,200	209
*	Intevac Inc.	30,977	207
*	Vicor Corp.	21,927	206
*	Mistras Group Inc.	9,970	203
*	PRGX Global Inc.	32,040	188
*	ServiceSource International Inc.	54,970	178
	Mesa Laboratories Inc.	2,907	168
*	Magnetek Inc.	5,279	165
	FreightCar America Inc.	4,922	164

*	Innovative Solutions & Support Inc.	31,038	162
*,^ ExOne Co.		7,579	158
*	Ballantyne Strong Inc.	34,205	152
*	Continental Building Products Inc.	10,110	148
*	USA Truck Inc.	8,258	145
*	Ply Gem Holdings Inc.	12,839	139
*	Hudson Global Inc.	36,753	139
*	Willis Lease Finance Corp.	6,584	135
*	M/A-COM Technology Solutions Holdings Inc.	6,035	132
*	Metalico Inc.	119,793	132
*	Xerium Technologies Inc.	8,965	131
*	GSI Group Inc.	11,324	130
*	UFP Technologies Inc.	5,749	126
*	StarTek Inc.	15,981	124
*	American Electric Technologies Inc.	16,080	119
*	LMI Aerospace Inc.	9,175	117
*	Power Solutions International Inc.	1,662	115
*	TRC Cos. Inc.	17,053	111
*	API Technologies Corp.	45,257	106
*	Goldfield Corp.	55,560	106
*	Sparton Corp.	4,233	104
*,^ Document Security Systems Inc.		119,798	102
*,^ National Research Corp. Class B		2,635	98
*	Hill International Inc.	24,339	97
	Twin Disc Inc.	3,509	95
*	Higher One Holdings Inc.	37,954	94
	Allied Motion Technologies Inc.	6,439	91
*	Turtle Beach Corp.	11,768	90
*,^ Erickson Inc.		6,609	86
*	Radiant Logistics Inc.	23,100	85
*	SL Industries Inc.	1,698	83
*	Patriot Transportation Holding Inc.	2,385	81
	AMCON Distributing Co.	900	79
	Richardson Electronics Ltd.	7,894	79
*	Tecumseh Products Co. Class A	18,215	78
*	Odyssey Marine Exploration Inc.	84,918	77
*	BTU International Inc.	23,344	76
*,^ UQM Technologies Inc.		52,587	74
*	Frequency Electronics Inc.	6,878	73
*,^ Lightbridge Corp.		31,250	72
*	Orion Energy Systems Inc.	13,216	71
	Douglas Dynamics Inc.	3,473	68
	Lincoln Educational Services Corp.	23,818	67
*	Elecsys Corp.	5,884	64
*	Planar Systems Inc.	16,117	61
*	Perma-Fix Environmental Services	15,311	58
*	Rubicon Technology Inc.	13,744	58
*	Control4 Corp.	4,460	58
*,^ Revolution Lighting Technologies Inc.		33,852	57
	Supreme Industries Inc. Class A	6,861	54
	Sypris Solutions Inc.	15,958	53
*	Key Technology Inc.	3,973	52
*	Synthesis Energy Systems Inc.	43,351	49
*	Standard Register Co.	8,409	43
	VSE Corp.	875	43
*	Mattersight Corp.	6,659	36
*	Asure Software Inc.	7,063	36

	Bel Fuse Inc. Class A	1,477	35
*	Stock Building Supply Holdings Inc.	2,200	35
*	Air T Inc.	2,500	33
*	MicroVision Inc.	16,405	32
*	Ultralife Corp.	9,678	31
*	Industrial Services of America Inc.	4,680	28
*	Cartesian Inc.	7,826	27
*	IEC Electronics Corp.	5,961	27
*	Transcat Inc.	2,800	26
*	AeroCentury Corp.	2,175	24
	Global Brass & Copper Holdings Inc.	1,656	24
*	Research Frontiers Inc.	4,224	24
*	Paylocity Holding Corp.	1,230	24
*	Swisher Hygiene Inc.	7,873	24
*	PMFG Inc.	4,555	23
*	Advanced Drainage Systems Inc.	1,085	23
*	Viasystems Group Inc.	1,396	22
*	National Research Corp. Class A	1,642	21
	Greif Inc. Class B	318	16
*	Essex Rental Corp.	7,239	15
*	Gencor Industries Inc.	1,450	14
*	American DG Energy Inc.	12,332	14
*	Hudson Technologies Inc.	4,027	13
*	Onvia Inc.	2,951	13
	Omega Flex Inc.	666	13
	Art's-Way Manufacturing Co. Inc.	2,553	13
	Universal Truckload Services Inc.	360	9
*	Sharps Compliance Corp.	1,172	5
	Ecology and Environment Inc.	450	4
*	Breeze-Eastern Corp.	401	4
*	Rand Logistics Inc.	696	4
*	Pulse Electronics Corp.	2,759	4
*	Wireless Telecom Group Inc.	1,403	3
*	Integrated Electrical Services Inc.	246	2
*	Wells-Gardner Electronics Corp.	1,180	1
*	Newtek Business Services Inc.	204	1
*	Video Display Corp.	47	—
			4,908,441
Oil & Gas (8.9%)
	Exxon Mobil Corp.	7,698,166	724,013
	Chevron Corp.	3,427,794	409,004
	Schlumberger Ltd.	2,340,346	237,990
	ConocoPhillips	2,219,540	169,839
	Occidental Petroleum Corp.	1,407,321	135,314
	EOG Resources Inc.	988,220	97,854
	Halliburton Co.	1,458,577	94,093
	Anadarko Petroleum Corp.	913,366	92,652
	Phillips 66	1,008,879	82,032
	Williams Cos. Inc.	1,214,086	67,200
	Apache Corp.	693,258	65,076
	National Oilwell Varco Inc.	776,339	59,079
	Baker Hughes Inc.	785,347	51,095
	Pioneer Natural Resources Co.	258,287	50,875
	Devon Energy Corp.	701,399	47,821
	Hess Corp.	499,921	47,153
	Kinder Morgan Inc.	1,206,256	46,248
	Marathon Oil Corp.	1,217,693	45,773

	Noble Energy Inc.	652,822	44,627
	Valero Energy Corp.	953,084	44,099
	Marathon Petroleum Corp.	511,496	43,308
*	Cheniere Energy Inc.	386,664	30,945
*	Weatherford International plc	1,255,270	26,110
*	Concho Resources Inc.	203,761	25,550
	EQT Corp.	273,565	25,042
	Chesapeake Energy Corp.	1,081,713	24,869
	Cabot Oil & Gas Corp.	753,307	24,626
*	Cameron International Corp.	367,887	24,420
*	FMC Technologies Inc.	423,953	23,025
*	Southwestern Energy Co.	637,550	22,282
	Cimarex Energy Co.	157,086	19,876
	Range Resources Corp.	289,365	19,622
	Helmerich & Payne Inc.	185,631	18,168
	Murphy Oil Corp.	307,236	17,485
	Ensco plc Class A	422,907	17,470
*	Whiting Petroleum Corp.	214,821	16,659
	HollyFrontier Corp.	358,456	15,657
	Tesoro Corp.	233,120	14,216
	OGE Energy Corp.	359,643	13,346
	Oceaneering International Inc.	195,105	12,715
	Core Laboratories NV	80,953	11,847
	Nabors Industries Ltd.	513,744	11,693
*	Dresser-Rand Group Inc.	138,381	11,383
*	Continental Resources Inc.	167,988	11,168
	Noble Corp. plc	470,731	10,460
	Denbury Resources Inc.	635,776	9,556
	Energen Corp.	132,162	9,547
	SM Energy Co.	121,595	9,484
	Targa Resources Corp.	68,757	9,363
	Superior Energy Services Inc.	281,399	9,250
*	Newfield Exploration Co.	246,716	9,146
	QEP Resources Inc.	292,983	9,018
*	First Solar Inc.	135,668	8,928
*	WPX Energy Inc.	366,255	8,812
*	Cobalt International Energy Inc.	633,158	8,611
*	Gulfport Energy Corp.	154,407	8,245
	Patterson-UTI Energy Inc.	250,416	8,146
*	Oasis Petroleum Inc.	173,632	7,260
*	Athlon Energy Inc.	114,492	6,667
*	Kodiak Oil & Gas Corp.	482,378	6,546
*	Diamondback Energy Inc.	86,886	6,497
	SemGroup Corp. Class A	77,089	6,419
*	Dril-Quip Inc.	69,986	6,257
*,^ Ultra Petroleum Corp.		263,018	6,118
*	Oil States International Inc.	97,520	6,036
*	NOW Inc.	193,581	5,887
	Western Refining Inc.	137,071	5,756
	Rowan Cos. plc Class A	224,892	5,692
*	Unit Corp.	89,530	5,251
*	Antero Resources Corp.	94,915	5,210
	Exterran Holdings Inc.	114,525	5,075
*	Rosetta Resources Inc.	111,126	4,952
*	Atwood Oceanics Inc.	110,777	4,840
^	Diamond Offshore Drilling Inc.	125,567	4,303
	Bristow Group Inc.	61,019	4,100

*	MRC Global Inc.	175,133	4,084
*	Carrizo Oil & Gas Inc.	74,803	4,026
	PBF Energy Inc. Class A	159,238	3,822
*	Helix Energy Solutions Group Inc.	172,248	3,800
*,^ SandRidge Energy Inc.		849,967	3,646
	Tidewater Inc.	89,962	3,511
*	Laredo Petroleum Inc.	154,838	3,470
*	Forum Energy Technologies Inc.	110,380	3,379
*	Chart Industries Inc.	55,067	3,366
*	Rice Energy Inc.	123,133	3,275
*	PDC Energy Inc.	64,897	3,264
	Delek US Holdings Inc.	98,199	3,252
*	SunPower Corp. Class A	95,139	3,223
*	Bonanza Creek Energy Inc.	55,826	3,177
*	Matador Resources Co.	118,756	3,070
*	Flotek Industries Inc.	116,366	3,034
*	Stone Energy Corp.	96,334	3,021
	Green Plains Inc.	72,547	2,713
*	SEACOR Holdings Inc.	35,026	2,620
*,^ GT Advanced Technologies Inc.		233,632	2,530
*	Sanchez Energy Corp.	95,331	2,503
*	McDermott International Inc.	429,891	2,459
*	C&J Energy Services Inc.	75,857	2,317
	Civeo Corp.	192,635	2,237
*	Basic Energy Services Inc.	102,205	2,217
	RPC Inc.	97,143	2,133
*	Northern Oil and Gas Inc.	150,013	2,133
*	Newpark Resources Inc.	171,371	2,132
*	Bill Barrett Corp.	95,611	2,107
	CARBO Ceramics Inc.	35,467	2,101
*	Hornbeck Offshore Services Inc.	61,368	2,009
	Energy XXI Bermuda Ltd.	176,341	2,001
	Comstock Resources Inc.	104,922	1,954
*	Seventy Seven Energy Inc.	79,544	1,888
*	Clayton Williams Energy Inc.	18,783	1,812
*	Magnum Hunter Resources Corp.	316,276	1,762
*	Abraxas Petroleum Corp.	310,510	1,640
*	Matrix Service Co.	67,870	1,637
*	VAALCO Energy Inc.	189,557	1,611
*	Memorial Resource Development Corp.	59,100	1,602
*	Approach Resources Inc.	110,408	1,601
	Pattern Energy Group Inc. Class A	49,496	1,530
^	CVR Energy Inc.	32,402	1,449
*	TETRA Technologies Inc.	125,062	1,353
	Alon USA Energy Inc.	92,736	1,332
	Gulfmark Offshore Inc.	42,054	1,318
*	Callon Petroleum Co.	149,304	1,315
*	Parsley Energy Inc. Class A	59,584	1,271
*,^ Halcon Resources Corp.		317,075	1,256
*	Goodrich Petroleum Corp.	83,957	1,244
*	Pioneer Energy Services Corp.	88,256	1,237
*	Enphase Energy Inc.	82,216	1,232
*	Geospace Technologies Corp.	32,816	1,153
*,^ FuelCell Energy Inc.		549,919	1,149
*	Key Energy Services Inc.	233,233	1,129
*	Penn Virginia Corp.	88,237	1,121
*	Contango Oil & Gas Co.	32,207	1,071

*	Parker Drilling Co.	210,321	1,039
*,^ Emerald Oil Inc.		163,107	1,003
*	Paragon Offshore plc	152,577	938
*	Triangle Petroleum Corp.	78,682	866
*	RSP Permian Inc.	32,619	834
*,^ Plug Power Inc.		180,037	826
	Bolt Technology Corp.	37,546	824
*	Swift Energy Co.	84,096	807
*	Rex Energy Corp.	59,274	751
*	BPZ Resources Inc.	380,416	727
^	EXCO Resources Inc.	216,153	722
*	Gastar Exploration Inc.	114,979	675
*,^ Amyris Inc.		176,635	669
	Adams Resources & Energy Inc.	14,172	628
*	PetroQuest Energy Inc.	110,845	623
	W&T Offshore Inc.	54,286	597
*	ION Geophysical Corp.	199,966	558
*	EP Energy Corp. Class A	31,188	545
	Gulf Island Fabrication Inc.	30,139	518
*	PHI Inc.	12,507	515
	Dawson Geophysical Co.	28,093	511
	Tesco Corp.	24,985	496
*	Hercules Offshore Inc.	221,987	488
*	Resolute Energy Corp.	76,360	479
*	Willbros Group Inc.	56,738	473
*	Forest Oil Corp.	372,833	436
*	Natural Gas Services Group Inc.	17,710	426
*,^ Cal Dive International Inc.		408,743	396
*	FX Energy Inc.	123,948	377
*	Midstates Petroleum Co. Inc.	71,647	362
*	REX American Resources Corp.	4,932	359
	Evolution Petroleum Corp.	38,997	358
*	Warren Resources Inc.	67,043	355
*	Mitcham Industries Inc.	31,567	349
*,^ CAMAC Energy Inc.		555,287	344
*	Solazyme Inc.	41,551	310
*	US Energy Corp. Wyoming	94,693	302
*	Eclipse Resources Corp.	17,031	283
*	Harvest Natural Resources Inc.	75,749	278
*,^ BioFuel Energy Corp.		39,200	250
*	Trecora Resources	20,083	249
*	Forbes Energy Services Ltd.	50,054	202
*	Renewable Energy Group Inc.	17,703	180
*	Vantage Drilling Co.	133,145	169
	Panhandle Oil and Gas Inc. Class A	2,610	156
*	Miller Energy Resources Inc.	30,100	132
*	Quicksilver Resources Inc.	199,621	120
*	BioFuel Energy Corporation Rights Exp. 10/17/2014	39,200	113
*	TGC Industries Inc.	22,374	86
*	Escalera Resources Co.	41,726	79
*,^ Endeavour International Corp.		202,067	60
*,^ GreenHunter Resources Inc.		33,926	52
*	Hyperdynamics Corp.	28,303	51
*,^ Ascent Solar Technologies Inc.		22,880	51
*,^ Gevo Inc.		103,260	35
*	Lucas Energy Inc.	55,087	26
*	STR Holdings Inc.	13,870	20

*,^ MagneGas Corp.		17,025	20
*	FieldPoint Petroleum Corp.	4,756	19
*	Ocean Power Technologies Inc.	7,673	9
	ZaZa Energy Corp.	1,895	7
*	Houston American Energy Corp.	14,695	4
*	Isramco Inc.	23	3
*	Lilis Energy Inc.	385	1
*	PrimeEnergy Corp.	10	1
			3,467,192
Other (0.0%)
*	Leap Wireless International Inc CVR	134,187	338
*	Furiex Pharmaceuticals Inc. CVR	16,618	163
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics International Ltd. CVR	288,407	32
*	Cubist Pharmaceuticals, Inc. CVR	16,200	2
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	—
*	Southern Community Financial Corp	118	—
			601
Technology (16.0%)
	Apple Inc.	10,808,653	1,088,972
	Microsoft Corp.	13,386,398	620,593
	International Business Machines Corp.	1,800,802	341,846
	Intel Corp.	8,937,041	311,188
*	Google Inc. Class A	511,491	300,966
*	Google Inc. Class C	518,928	299,608
*	Facebook Inc. Class A	3,637,406	287,501
	Cisco Systems Inc.	9,246,933	232,745
	Oracle Corp.	6,030,482	230,847
	QUALCOMM Inc.	3,025,385	226,208
	Hewlett-Packard Co.	3,377,963	119,816
	EMC Corp.	3,661,924	107,148
	Texas Instruments Inc.	1,927,035	91,900
*	Micron Technology Inc.	1,932,590	66,211
*	Yahoo! Inc.	1,615,824	65,845
*	salesforce.com inc	1,061,541	61,070
*	Adobe Systems Inc.	852,832	59,007
*	Cognizant Technology Solutions Corp. Class A	1,097,462	49,133
	Applied Materials Inc.	2,197,136	47,480
	Corning Inc.	2,330,460	45,071
*	Twitter Inc.	832,933	42,963
	Intuit Inc.	486,842	42,672
	SanDisk Corp.	407,416	39,906
	Avago Technologies Ltd. Class A	454,413	39,534
	Broadcom Corp. Class A	976,618	39,475
	Western Digital Corp.	402,141	39,136
*	Cerner Corp.	555,503	33,091
	Seagate Technology plc	560,408	32,095
	Symantec Corp.	1,246,517	29,306
	Analog Devices Inc.	567,185	28,070
	Motorola Solutions Inc.	412,242	26,087
	NetApp Inc.	587,480	25,238
	KLA-Tencor Corp.	298,596	23,523
*	Autodesk Inc.	411,348	22,665
	Lam Research Corp.	292,667	21,862
*	Citrix Systems Inc.	296,871	21,179
	Xilinx Inc.	484,669	20,526

*	Equinix Inc.	96,023	20,403
	Altera Corp.	564,534	20,199
	Skyworks Solutions Inc.	342,200	19,865
*	Red Hat Inc.	341,748	19,189
	Linear Technology Corp.	430,325	19,102
*	Akamai Technologies Inc.	305,855	18,290
	NVIDIA Corp.	929,359	17,147
	Juniper Networks Inc.	773,756	17,139
	Microchip Technology Inc.	343,681	16,232
*	F5 Networks Inc.	136,444	16,201
	Computer Sciences Corp.	261,860	16,013
*	Catamaran Corp.	374,395	15,781
	CA Inc.	562,153	15,707
	Maxim Integrated Products Inc.	512,465	15,497
*	VMware Inc. Class A	153,229	14,379
*	Workday Inc. Class A	163,115	13,457
*	ServiceNow Inc.	223,417	13,132
	Harris Corp.	192,205	12,762
*	ANSYS Inc.	167,051	12,641
*	VeriSign Inc.	225,733	12,442
*	Teradata Corp.	283,409	11,881
*	Gartner Inc.	154,507	11,352
*	Synopsys Inc.	281,205	11,162
	Garmin Ltd.	210,721	10,955
*	Palo Alto Networks Inc.	111,483	10,936
*	Concur Technologies Inc.	82,428	10,454
*	NCR Corp.	303,494	10,140
*	Splunk Inc.	181,915	10,071
	Marvell Technology Group Ltd.	734,584	9,902
	IAC/InterActiveCorp	140,038	9,229
	Pitney Bowes Inc.	366,157	9,150
*	athenahealth Inc.	68,571	9,030
*	Cadence Design Systems Inc.	523,607	9,011
*	Cree Inc.	219,860	9,003
*,^ 3D Systems Corp.		188,470	8,739
*	SunEdison Inc.	461,169	8,707
	Brocade Communications Systems Inc.	772,948	8,402
*	PTC Inc.	214,795	7,926
*	Ingram Micro Inc.	280,903	7,250
	Teradyne Inc.	368,120	7,138
*	ON Semiconductor Corp.	797,861	7,133
*	Nuance Communications Inc.	461,220	7,110
	Solera Holdings Inc.	124,447	7,014
*	VeriFone Systems Inc.	202,160	6,950
*	Ultimate Software Group Inc.	48,625	6,881
*	Informatica Corp.	198,688	6,803
*	Rackspace Hosting Inc.	206,470	6,721
*	ARRIS Group Inc.	235,079	6,666
*	TIBCO Software Inc.	268,879	6,354
*	Aspen Technology Inc.	167,036	6,301
*	AOL Inc.	136,813	6,150
*	TriQuint Semiconductor Inc.	315,232	6,011
*	RF Micro Devices Inc.	519,104	5,990
*	Fortinet Inc.	236,466	5,974
*	Verint Systems Inc.	106,673	5,932
*	Atmel Corp.	718,776	5,808
*	SS&C Technologies Holdings Inc.	128,104	5,622

*	NetSuite Inc.	62,051	5,556
*	Tableau Software Inc. Class A	74,972	5,447
	DST Systems Inc.	64,827	5,440
*	JDS Uniphase Corp.	423,959	5,427
	CDW Corp.	171,202	5,316
*	Guidewire Software Inc.	117,666	5,217
*	Riverbed Technology Inc.	278,026	5,156
*	International Rectifier Corp.	129,335	5,075
*	Tyler Technologies Inc.	56,650	5,008
*,^ FireEye Inc.		161,689	4,941
*	SolarWinds Inc.	115,740	4,867
*	Synaptics Inc.	66,319	4,855
*	Cavium Inc.	96,738	4,811
	Lexmark International Inc. Class A	112,283	4,772
	Leidos Holdings Inc.	135,126	4,639
*	Manhattan Associates Inc.	138,177	4,618
*	Qlik Technologies Inc.	162,993	4,407
*	Microsemi Corp.	172,177	4,375
*	Integrated Device Technology Inc.	267,790	4,271
*	ViaSat Inc.	75,879	4,182
*	Allscripts Healthcare Solutions Inc.	309,439	4,151
*	Medidata Solutions Inc.	92,917	4,115
*	CommVault Systems Inc.	81,417	4,103
*	Tech Data Corp.	69,117	4,068
*	Aruba Networks Inc.	187,247	4,041
	j2 Global Inc.	81,843	4,040
	Compuware Corp.	378,404	4,015
*	Dealertrack Technologies Inc.	91,685	3,980
*	IMS Health Holdings Inc.	150,016	3,929
*	ACI Worldwide Inc.	208,947	3,920
*	EchoStar Corp. Class A	78,763	3,840
*,^ Advanced Micro Devices Inc.		1,116,649	3,808
*	Electronics For Imaging Inc.	85,184	3,763
*	Freescale Semiconductor Ltd.	192,423	3,758
	Plantronics Inc.	77,993	3,727
	Diebold Inc.	105,212	3,716
*	CommScope Holding Co. Inc.	152,348	3,643
	Mentor Graphics Corp.	175,174	3,590
*	Fairchild Semiconductor International Inc. Class A	226,399	3,516
	Fair Isaac Corp.	62,662	3,453
*	Rovi Corp.	171,421	3,385
*	Semtech Corp.	124,323	3,375
	Science Applications International Corp.	75,349	3,333
	Intersil Corp. Class A	233,792	3,322
*	Envestnet Inc.	72,848	3,278
	Blackbaud Inc.	83,388	3,276
	MKS Instruments Inc.	96,564	3,223
*	SYNNEX Corp.	49,830	3,221
*	Polycom Inc.	249,214	3,062
*	Ciena Corp.	181,730	3,039
*	Sapient Corp.	216,601	3,032
*	CACI International Inc. Class A	42,450	3,025
*	Cornerstone OnDemand Inc.	87,036	2,995
*	Finisar Corp.	179,360	2,983
	Monolithic Power Systems Inc.	66,774	2,941
	InterDigital Inc.	73,228	2,916
	Tessera Technologies Inc.	109,453	2,909

*	Entegris Inc.	252,895	2,908
*	Silicon Laboratories Inc.	70,967	2,884
*	Syntel Inc.	32,689	2,875
	Power Integrations Inc.	52,112	2,809
*	Demandware Inc.	55,102	2,806
*	OmniVision Technologies Inc.	105,937	2,803
	Advent Software Inc.	88,180	2,783
*	Progress Software Corp.	114,827	2,746
	Cogent Communications Holdings Inc.	79,409	2,669
*	PMC-Sierra Inc.	354,999	2,648
*	Spansion Inc. Class A	111,758	2,547
*,^ InvenSense Inc.		127,569	2,517
*	Cirrus Logic Inc.	120,159	2,505
*	NetScout Systems Inc.	54,081	2,477
	Cypress Semiconductor Corp.	245,333	2,423
*	Dycom Industries Inc.	78,153	2,400
*	MedAssets Inc.	114,149	2,365
*	MicroStrategy Inc. Class A	17,957	2,349
*	Ellie Mae Inc.	71,848	2,342
*	iGATE Corp.	63,580	2,335
	NIC Inc.	134,602	2,318
*	Cray Inc.	87,196	2,288
*	NETGEAR Inc.	70,947	2,217
*	Amkor Technology Inc.	256,864	2,160
*	Insight Enterprises Inc.	94,249	2,133
*	Lattice Semiconductor Corp.	283,991	2,130
	CSG Systems International Inc.	80,850	2,125
	ADTRAN Inc.	102,901	2,113
*	FleetMatics Group plc	68,838	2,100
*	Diodes Inc.	87,412	2,091
*,^ Ubiquiti Networks Inc.		54,971	2,063
*	EPAM Systems Inc.	45,806	2,006
*	Bottomline Technologies de Inc.	72,043	1,988
*	Cabot Microelectronics Corp.	47,896	1,985
*	Infinera Corp.	180,583	1,927
*	Synchronoss Technologies Inc.	41,964	1,921
*	Kulicke & Soffa Industries Inc.	131,546	1,872
	Computer Programs & Systems Inc.	32,223	1,853
*	Advanced Energy Industries Inc.	96,477	1,813
*	Web.com Group Inc.	88,432	1,765
*	Blucora Inc.	115,359	1,758
*	Rambus Inc.	140,853	1,758
*	Premier Inc. Class A	52,778	1,734
*	BroadSoft Inc.	81,160	1,708
*	CalAmp Corp.	96,411	1,699
	Epiq Systems Inc.	90,427	1,588
*	ScanSource Inc.	45,562	1,576
	Brooks Automation Inc.	148,567	1,561
*	QLogic Corp.	168,013	1,539
*	Unisys Corp.	64,724	1,515
*	Callidus Software Inc.	125,274	1,506
*	PROS Holdings Inc.	58,339	1,470
	Comtech Telecommunications Corp.	38,207	1,419
*	Applied Micro Circuits Corp.	201,478	1,410
^	Ebix Inc.	99,097	1,405
*	Actua Corp.	87,693	1,405
*	Interactive Intelligence Group Inc.	33,078	1,383

* LogMeIn Inc.	29,759	1,371
* Infoblox Inc.	92,691	1,367
* Harmonic Inc.	214,815	1,362
* Proofpoint Inc.	36,585	1,359
* Digital River Inc.	91,401	1,327
Monotype Imaging Holdings Inc.	46,627	1,320
Pegasystems Inc.	68,046	1,300
* FormFactor Inc.	180,632	1,295
* Loral Space & Communications Inc.	17,818	1,280
* Comverse Inc.	57,052	1,274
* Sonus Networks Inc.	369,858	1,265
* Shutterstock Inc.	17,483	1,248
* Veeva Systems Inc. Class A	43,927	1,237
* Gogo Inc.	71,358	1,203
* Ruckus Wireless Inc.	84,951	1,135
* Internap Network Services Corp.	155,826	1,075
* LivePerson Inc.	84,947	1,069
West Corp.	36,279	1,069
* Emulex Corp.	211,275	1,044
Inteliquent Inc.	83,231	1,036
* Axcelis Technologies Inc.	513,259	1,021
Forrester Research Inc.	27,092	999
* Calix Inc.	103,980	995
Quality Systems Inc.	71,433	984
Integrated Silicon Solution Inc.	71,029	976
American Software Inc. Class A	109,598	967
* SPS Commerce Inc.	17,944	954
* Ixia	104,333	954
* RealPage Inc.	61,051	946
* Virtusa Corp.	26,334	936
* Premiere Global Services Inc.	77,640	929
* Ciber Inc.	268,615	921
Cohu Inc.	76,738	919
* Super Micro Computer Inc.	30,790	906
* CEVA Inc.	65,631	882
* Carbonite Inc.	81,984	840
* Extreme Networks Inc.	171,913	823
* Intralinks Holdings Inc.	100,830	817
Alliance Fiber Optic Products Inc.	63,554	790
* Agilysys Inc.	65,182	765
* Xcerra Corp.	75,822	742
* Marketo Inc.	22,937	741
* Actuate Corp.	185,837	725
* Exar Corp.	79,340	710
Hackett Group Inc.	117,187	698
* Ultratech Inc.	30,501	694
* VOXX International Corp. Class A	74,300	691
* AXT Inc.	282,829	690
* Amtech Systems Inc.	64,341	688
* RigNet Inc.	16,700	676
* Tangoe Inc.	48,808	661
* Limelight Networks Inc.	273,617	639
* Icad Inc.	64,632	637
* VASCO Data Security International Inc.	33,863	636
Micrel Inc.	51,595	621
* Dot Hill Systems Corp.	163,500	618
* Emcore Corp.	107,928	614

*	Guidance Software Inc.	89,345	601
	IXYS Corp.	57,046	599
*	Aviat Networks Inc.	327,967	590
*	Brightcove Inc.	105,119	587
*	Unwired Planet Inc.	313,393	583
*	Digi International Inc.	75,909	569
	Computer Task Group Inc.	51,182	568
*	iPass Inc.	375,216	567
*	Silicon Graphics International Corp.	60,949	563
*	Alpha & Omega Semiconductor Ltd.	59,224	557
	Oplink Communications Inc.	30,881	519
*	Immersion Corp.	57,685	495
*	Perficient Inc.	32,333	485
*	Castlight Health Inc. Class B	36,489	472
*,^ Endurance International Group Holdings Inc.		27,674	450
*	Mercury Systems Inc.	39,223	432
*,^ VirnetX Holding Corp.		71,354	428
*	DSP Group Inc.	47,478	421
*	Nimble Storage Inc.	15,584	405
*	KVH Industries Inc.	35,175	398
*	Entropic Communications Inc.	148,178	394
*	Cvent Inc.	15,535	394
*	Jive Software Inc.	67,534	394
*	Datalink Corp.	35,769	380
*,^ Textura Corp.		14,000	370
*	Rightside Group Ltd.	36,922	360
*	Kopin Corp.	105,030	357
*	ChannelAdvisor Corp.	20,642	339
*	Mitel Networks Corp.	36,781	337
*	LRAD Corp.	118,475	321
*	Edgewater Technology Inc.	46,566	320
*	Silicon Image Inc.	61,931	312
	Aware Inc.	84,152	311
*	Gigamon Inc.	29,485	309
*	SciQuest Inc.	20,225	304
	Concurrent Computer Corp.	40,914	298
*	Imation Corp.	98,843	292
*	Quantum Corp.	248,082	288
*	Novatel Wireless Inc.	78,198	287
*	Benefitfocus Inc.	10,246	276
*	Pendrell Corp.	202,636	272
*	Photronics Inc.	33,314	268
*,^ KEYW Holding Corp.		23,960	265
*	Audience Inc.	35,444	262
	PC Connection Inc.	11,926	256
*	Nanometrics Inc.	16,593	251
*	Merge Healthcare Inc.	113,737	250
*	ShoreTel Inc.	37,147	247
*	Acorn Energy Inc.	149,869	232
*	Rally Software Development Corp.	18,355	220
*	MeetMe Inc.	111,347	219
*	Systemax Inc.	17,314	216
	PC-Tel Inc.	25,151	191
*	Cascade Microtech Inc.	18,793	190
	Evolving Systems Inc.	20,622	189
*	eGain Corp.	31,076	186
*	RingCentral Inc. Class A	14,423	183

*	FalconStor Software Inc.	157,919	182
*	PDF Solutions Inc.	14,148	178
*	ANADIGICS Inc.	259,752	175
	United Online Inc.	15,390	169
*	Inphi Corp.	11,546	166
*	Cyan Inc.	52,616	164
*	Rosetta Stone Inc.	20,321	164
	Digimarc Corp.	7,821	162
*	Zix Corp.	46,953	161
*	Hutchinson Technology Inc.	43,671	160
*	Lantronix Inc.	89,562	159
*	Telenav Inc.	23,763	159
*	Support.com Inc.	72,043	156
*	E2open Inc.	16,298	152
*	Datawatch Corp.	14,398	148
	Preformed Line Products Co.	2,778	147
*	Procera Networks Inc.	14,819	142
*	GSI Technology Inc.	26,114	141
*	Sigma Designs Inc.	32,557	140
*	Identiv Inc.	10,379	139
*	Rocket Fuel Inc.	8,797	139
*	ePlus Inc.	2,449	137
	QAD Inc. Class A	7,308	136
*	Qualys Inc.	5,101	136
*	Seachange International Inc.	18,579	129
*	Pericom Semiconductor Corp.	13,248	129
*	MaxLinear Inc.	18,480	127
*	Crossroads Systems Inc.	43,650	124
*	Clearfield Inc.	9,367	119
*	Mattson Technology Inc.	45,776	113
	Simulations Plus Inc.	16,100	112
*	CVD Equipment Corp.	8,553	111
*	Rudolph Technologies Inc.	12,228	111
*	Oclaro Inc.	76,832	110
*	Innodata Inc.	35,130	107
*	Pixelworks Inc.	15,645	101
*	Authentidate Holding Corp.	146,691	100
*	Qumu Corp.	6,425	84
*	Vocera Communications Inc.	10,161	82
*	QuickLogic Corp.	27,004	81
*,^ Mitek Systems Inc.		33,388	80
*	Crexendo Inc.	27,483	79
*	BSQUARE Corp.	19,990	78
*	TeleCommunication Systems Inc. Class A	27,799	78
*	Park City Group Inc.	7,553	74
*	Zhone Technologies Inc.	27,092	73
*	NCI Inc. Class A	7,496	71
*	Millennial Media Inc.	38,185	71
*	Exa Corp.	6,278	71
*	RELM Wireless Corp.	13,400	69
*,^ ParkerVision Inc.		58,498	67
*	Aerohive Networks Inc.	7,609	61
	Mastech Holdings Inc.	5,931	60
*	Intermolecular Inc.	25,996	60
*	A10 Networks Inc.	6,107	56
*	ID Systems Inc.	6,809	50
*	ClearOne Inc.	5,669	48

*	2U Inc.	3,056	48
*	MoSys Inc.	19,562	47
*	Imprivata Inc.	3,033	47
*	Synacor Inc.	23,769	45
	CSP Inc.	5,391	43
*	Amber Road Inc.	2,460	43
*	Radisys Corp.	15,728	42
*	PAR Technology Corp.	7,772	38
*	NetSol Technologies Inc.	9,569	35
*	Numerex Corp. Class A	3,305	35
*	ADDvantage Technologies Group Inc.	14,730	34
*	Q2 Holdings Inc.	2,453	34
*	Westell Technologies Inc. Class A	18,333	34
*	Smith Micro Software Inc.	36,488	32
*	Varonis Systems Inc.	1,533	32
*	Meru Networks Inc.	7,840	30
*	ChyronHego Corp.	9,980	30
*	Violin Memory Inc.	5,789	28
*	Ikanos Communications Inc.	78,544	28
*	Vringo Inc.	28,067	27
*	Inuvo Inc.	17,600	26
*	GigOptix Inc.	20,182	24
*	Boingo Wireless Inc.	3,400	24
*	Ultra Clean Holdings Inc.	2,430	22
*	GSE Systems Inc.	13,415	21
*	Cobra Electronics Corp.	3,967	17
*,^ OPOWER Inc.		900	17
*	Wave Systems Corp. Class A	15,726	17
	Communications Systems Inc.	1,077	12
	Transact Technologies Inc.	1,540	10
	QAD Inc. Class B	573	9
*	Key Tronic Corp.	850	9
*	Intellicheck Mobilisa Inc.	2,013	8
*	Borderfree Inc.	613	8
*	Overland Storage Inc.	1,819	6
*	Selectica Inc.	829	5
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	4
*	Superconductor Technologies Inc.	656	2
*	Cover-All Technologies Inc.	1,400	2
*	Bridgeline Digital Inc.	1,800	1
*	Netlist Inc.	100	—
			6,237,131
Telecommunications (2.2%)
	Verizon Communications Inc.	7,482,549	374,053
	AT&T Inc.	9,361,275	329,891
	CenturyLink Inc.	1,031,657	42,184
*	SBA Communications Corp. Class A	232,925	25,831
*	Level 3 Communications Inc.	322,524	14,749
*	T-Mobile US Inc.	509,769	14,717
	Frontier Communications Corp.	1,808,908	11,776
	Windstream Holdings Inc.	1,087,951	11,728
*	tw telecom Inc. Class A	249,279	10,372
*	Sprint Corp.	1,426,384	9,043
	Telephone & Data Systems Inc.	165,495	3,965
*	Globalstar Inc.	717,937	2,628
*	Cincinnati Bell Inc.	536,630	1,808

	Atlantic Tele-Network Inc.	28,237	1,522
*	8x8 Inc.	183,487	1,226
	Consolidated Communications Holdings Inc.	45,889	1,150
	Shenandoah Telecommunications Co.	37,562	932
*	United States Cellular Corp.	25,438	903
	EarthLink Holdings Corp.	250,227	856
*	General Communication Inc. Class A	76,341	833
*	Vonage Holdings Corp.	242,731	796
	NTELOS Holdings Corp.	72,912	776
	Enventis Corp.	40,033	728
*	Iridium Communications Inc.	79,547	704
	IDT Corp. Class B	35,949	577
	Spok Holdings Inc.	40,575	528
*	Alaska Communications Systems Group Inc.	328,385	516
	Lumos Networks Corp.	28,613	465
*	FairPoint Communications Inc.	20,808	316
*	Straight Path Communications Inc. Class B	16,734	264
*,^ Elephant Talk Communications Corp.		200,169	206
*	inContact Inc.	22,079	192
*	Intelsat SA	9,810	168
*	ORBCOMM Inc.	18,297	105
*	Hawaiian Telcom Holdco Inc.	2,986	77
*	Alteva	7,638	54
*	Towerstream Corp.	19,717	29
			866,668
Utilities (3.2%)
	Duke Energy Corp.	1,276,476	95,442
	NextEra Energy Inc.	787,555	73,936
	Dominion Resources Inc.	1,051,480	72,647
	Southern Co.	1,616,830	70,575
	Exelon Corp.	1,550,864	52,869
	Spectra Energy Corp.	1,211,003	47,544
	American Electric Power Co. Inc.	882,038	46,051
	Sempra Energy	421,619	44,430
	PPL Corp.	1,199,358	39,387
	PG&E Corp.	850,964	38,327
	Public Service Enterprise Group Inc.	913,191	34,007
	Edison International	588,169	32,890
	Consolidated Edison Inc.	528,733	29,958
	Xcel Energy Inc.	911,799	27,719
	FirstEnergy Corp.	758,723	25,470
	Northeast Utilities	571,114	25,300
	Entergy Corp.	324,232	25,073
	ONEOK Inc.	375,433	24,610
	DTE Energy Co.	319,521	24,309
	NiSource Inc.	569,183	23,325
	CenterPoint Energy Inc.	775,850	18,985
	NRG Energy Inc.	609,621	18,581
	Wisconsin Energy Corp.	407,367	17,517
	Ameren Corp.	437,979	16,788
	AES Corp.	1,176,128	16,677
*	Calpine Corp.	726,624	15,768
	American Water Works Co. Inc.	323,368	15,596
	CMS Energy Corp.	497,441	14,754
	Pepco Holdings Inc.	454,027	12,150
	SCANA Corp.	230,793	11,450
	Alliant Energy Corp.	200,340	11,101

	AGL Resources Inc.	215,650	11,071
	Pinnacle West Capital Corp.	199,362	10,893
	UGI Corp.	311,659	10,624
	ITC Holdings Corp.	284,158	10,125
	National Fuel Gas Co.	144,248	10,096
	Integrys Energy Group Inc.	144,397	9,360
	Atmos Energy Corp.	181,154	8,641
	Westar Energy Inc. Class A	234,075	7,987
	Aqua America Inc.	320,383	7,539
	TECO Energy Inc.	421,976	7,334
	Questar Corp.	316,835	7,062
	Great Plains Energy Inc.	278,876	6,740
	Vectren Corp.	148,970	5,944
	Cleco Corp.	109,382	5,267
*	Dynegy Inc. Class A	172,160	4,968
^	Hawaiian Electric Industries Inc.	185,037	4,913
	IDACORP Inc.	90,890	4,873
	Piedmont Natural Gas Co. Inc.	141,535	4,746
	Portland General Electric Co.	141,619	4,549
	Southwest Gas Corp.	84,107	4,086
	WGL Holdings Inc.	93,811	3,951
	Black Hills Corp.	80,661	3,862
	New Jersey Resources Corp.	76,223	3,850
	UIL Holdings Corp.	102,506	3,629
	PNM Resources Inc.	143,901	3,585
	Laclede Group Inc.	73,930	3,430
	ALLETE Inc.	77,147	3,425
	Avista Corp.	109,953	3,357
	ONE Gas Inc.	93,929	3,217
	NorthWestern Corp.	70,737	3,209
	South Jersey Industries Inc.	59,897	3,196
	El Paso Electric Co.	78,687	2,876
	Empire District Electric Co.	107,763	2,602
	MGE Energy Inc.	64,558	2,405
	American States Water Co.	75,239	2,289
	Northwest Natural Gas Co.	48,704	2,058
	California Water Service Group	73,742	1,655
	Chesapeake Utilities Corp.	28,233	1,176
	SJW Corp.	37,119	997
	Ormat Technologies Inc.	32,354	850
	Connecticut Water Service Inc.	25,226	820
^	Atlantic Power Corp.	290,954	692
	Unitil Corp.	16,080	500
*,^ Cadiz Inc.		40,409	420
	Middlesex Water Co.	16,081	315
*	Genie Energy Ltd. Class B	44,732	314
	York Water Co.	12,613	252
*	TerraForm Power Inc. Class A	8,412	243
	Artesian Resources Corp. Class A	11,011	222
	Delta Natural Gas Co. Inc.	9,196	182
*	US Geothermal Inc.	257,490	144
*	Pure Cycle Corp.	21,848	141
	Gas Natural Inc.	4,059	48
			1,229,966
Total Common Stocks (Cost $25,077,390)			38,960,161

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.109%		125,182,663	125,183

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.032%	12/24/14	1,000	999
[5,6] Freddie Mac Discount Notes	0.077%	10/20/14	2,500	2,500
[5,6] Freddie Mac Discount Notes	0.070%	11/3/14	1,500	1,500
				4,999
Total Temporary Cash Investments (Cost $130,182)				130,182
Total Investments (100.1%) (Cost $25,207,572)				39,090,343
Other Assets and Liabilities-Net (-0.1%)[3]				(27,914)
Net Assets (100%)				39,062,429

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,139,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $72,229,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,900,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Total Stock Market Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,959,561	—	600
Temporary Cash Investments	125,183	4,999	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(385)	—	—
Total	39,084,376	4,999	600
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Institutional Total Stock Market Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	95	46,681	(272)
E-mini S&P 500 Index	December 2014	356	34,986	(376)
E-mini Russell 2000 Index	December 2014	120	13,159	(736)

				(1,384)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $25,208,826,000. Net unrealized appreciation of investment securities for tax purposes was $13,881,517,000, consisting of unrealized gains of $14,455,197,000 on securities that had risen in value since their purchase and $573,680,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.